Schedule of Investments
Invesco 1-30 Laddered Treasury ETF (PLW)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-98.91%
U.S. Treasury Bonds-78.81%
7.63%, 02/15/2025	$20,451,800	$21,479,183
6.00%, 02/15/2026	20,540,700	21,532,431
6.63%, 02/15/2027	19,706,100	21,528,145
5.25%, 02/15/2029	20,195,000	21,674,915
5.38%, 02/15/2031	19,466,100	21,699,379
4.50%, 02/15/2036	39,530,000	43,221,268
4.75%, 02/15/2037	19,232,400	21,539,912
4.38%, 02/15/2038	20,024,900	21,515,425
3.50%, 02/15/2039	22,157,600	21,441,373
4.63%, 02/15/2040	19,534,000	21,491,978
4.75%, 02/15/2041	19,126,300	21,311,629
3.13%, 02/15/2042	23,983,300	21,241,147
3.13%, 02/15/2043	24,334,800	21,370,897
3.63%, 02/15/2044	22,590,500	21,325,079
2.50%, 02/15/2045	27,165,600	21,112,765
2.50%, 02/15/2046	27,361,800	21,145,541
3.00%, 02/15/2047	25,117,100	21,232,289
3.00%, 02/15/2048	25,050,200	21,187,968
3.00%, 02/15/2049	25,013,100	21,203,488
2.00%, 02/15/2050	30,635,400	20,984,052
1.88%, 02/15/2051	31,961,500	21,127,051
2.25%, 02/15/2052	29,514,200	21,295,187
3.63%, 02/15/2053	22,530,200	21,646,594
		513,307,696
	Principal Amount	Value
U.S. Treasury Notes-20.10%
2.75%, 02/15/2024	$22,140,300	$21,749,268
2.75%, 02/15/2028	22,749,800	21,710,508
1.50%, 02/15/2030	25,082,700	21,846,444
1.88%, 02/15/2032	25,107,700	21,826,045
3.50%, 02/15/2033	44,318,500	43,799,143
		130,931,408
Total U.S. Treasury Securities (Cost $725,690,268)		644,239,104
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(a)(b) (Cost $87,678)	87,678	87,678
TOTAL INVESTMENTS IN SECURITIES-98.92% (Cost $725,777,946)		644,326,782
OTHER ASSETS LESS LIABILITIES-1.08%		7,013,588
NET ASSETS-100.00%		$651,340,370
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$46,479	$10,257,540	$(10,216,341)	$-	$-	$87,678	$6,039
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,506,072	316,221,574	(317,727,646)	-	-	-	149,455*
Invesco Private Prime Fund	3,874,600	457,700,170	(461,568,708)	(85)	(5,977)	-	293,638*
Total	$5,427,151	$784,179,284	$(789,512,695)	$(85)	$(5,977)	$87,678	$449,132

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.23%
California-96.23%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	$1,000	$1,075,082
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	1,750	1,953,446
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	2,977,876
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	150	151,102
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	2,520	2,737,587
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	1,975,573
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,015,673
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	520	519,266
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	193,881
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,025,696
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,093,452
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	3,475	3,680,775
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,789,420
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,500	1,627,288
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	5,660	5,637,732
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,199,448
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	5,113,470
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	2,000	1,434,618
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	327,285
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,321,098
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	593,956
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	546,172
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	750	507,791
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	625	483,597
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,445	8,307,213
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	3,500	3,537,439
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,194,219
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,807,710
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	5,000	5,592,008
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,000	1,133,936
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,720	1,830,624
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,560	2,861,903
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,367,987
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,215,512
California (State of) Educational Facilities Authority (Stanford University) (Sustainability Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	258,866
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,062,211
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,000	1,002,433
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	2,200	1,638,725
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2051	1,000	1,085,872
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	4,535	4,400,911
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	6,500	6,570,797
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	1,440	1,410,488
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	6,661,480
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,019,508
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	148,723
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	5,000	4,536,705
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	1,917,235
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	299,486
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	$885	$873,563
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	13,700	13,287,294
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	885	876,030
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	175	167,424
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	170	167,074
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,006,081
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	395	386,529
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,005	2,151,374
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,335,241
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,456,587
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,158,863
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,061,186
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,282,374
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	940,946
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,017,687
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	463,465
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	757,197
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	738,760
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	925,208
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	481,449
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,050,949
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,028,570
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	542,869
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,000	974,261
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,250	2,460,710
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	5,000	4,874,813
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	690,726
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	899,009
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	1,900	1,672,524
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,551,256
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	165	151,581
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,025,721
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	1,075	1,100,668
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	906,684
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	1,975	2,003,085
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,015,869
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,516,025
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	2,515	2,613,398
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	$2,000	$2,069,351
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	535	536,219
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	12,410	12,967,097
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,700	1,769,127
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,206,240
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,073,021
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,683,116
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	5,090	4,943,526
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,049,126
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	5,347,446
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	6,835	6,564,115
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,467,268
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	111,242
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	99,335
Desert Community College District, Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	481,112
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,591,329
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,114,949
Folsom Cordova Unified School District, Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	250	246,204
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,824,306
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	989,373
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,084,595
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	1,927,846
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	2,500	2,405,176
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	1,000	780,542
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,309,203
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	10,000	9,621,679
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,007,779
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	2,500	2,756,820
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	1,600	1,642,187
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	1,994,489
Kaweah Delta Health Care District Guild, Series 2015 B, RB	4.00%	06/01/2045	240	165,096
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,070,928
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,576,796
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	506,812
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2045	500	505,559
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	1,000	958,292
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,449,776
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	2,860	2,862,256
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,000	1,060,982
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	3,000	3,318,322
Los Angeles (City of), CA Department of Airports, Series 2019 E, RB	5.00%	05/15/2044	610	651,770
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,637,753
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	1,900	2,061,874
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	2,000	2,193,181
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,014,827
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,013,446
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,039,577
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,035,066
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,585,168
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,555,786
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,580,254
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,117,143
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,064,408
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,074,140
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,400,702
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,473,881
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,000	1,097,644
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,100,283
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,096,704
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	$3,750	$4,099,103
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,358,723
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,200,806
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	2,000	2,186,648
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	2,500	2,778,050
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	2,500	2,768,103
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,669,959
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	2,000	2,209,681
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	6,905,837
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,064,435
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,000	1,069,471
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,039,546
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	185	183,521
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,087,135
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	3,000	3,003,801
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	2,050	2,241,566
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	451,075
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	250,098
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,320,822
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	100,273
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,003,944
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	786,757
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,075,253
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	2,925,954
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	188,540
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	15,180	16,007,135
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	145,683
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,177,418
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,098,007
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,091,019
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	3,000	2,307,133
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,954,882
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,074,060
Mountain House Public Financing Authority (Green Bonds), Series 2023, RB, (INS - BAM)(a)	4.25%	12/01/2052	2,500	2,491,652
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	1,800	1,901,986
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,685,083
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	1,000	1,083,957
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,006,154
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	2,180	2,325,895
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	2,918,118
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,000	1,043,184
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,694,553
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,115,350
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	5,000	5,556,071
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	450	490,706
Regents of the University of California Medical Center, Series 2022, RB	3.50%	05/15/2054	15,000	12,648,135
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2038	700	678,529
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2039	675	649,020
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	713,985
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	625	574,253
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,444,871
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,800,054
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	6,000	6,506,191
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,663,657
Sacramento (City of), CA Unified School District (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	3,000	3,317,851
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	966,517
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	$1,525	$1,537,845
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	2,500	2,439,202
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,041,882
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	293,454
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,034,587
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,661,137
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	500	482,340
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,593,088
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	2,000	2,103,672
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	475,747
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	808,067
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,041,117
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	2,500	2,763,106
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,030,746
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	3,535	3,747,526
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,164,001
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,430,247
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,020,302
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	8,570	8,823,570
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	6,835	7,108,171
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,707,087
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,940	2,042,642
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,169,500
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,083,168
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	2,000	1,528,814
San Francisco Bay Area Rapid Transit District (Election of 2004) (Green Bonds), Series 2019 F-1, GO Bonds	3.00%	08/01/2038	3,500	3,128,349
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	863,426
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,475,179
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	2,912,357
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	4,927,894
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	6,500	6,972,838
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	718,521
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	681,929
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	643,408
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	1,000	635,223
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	4,856,116
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	98,582
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,243,973
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	975,318
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023, RB	5.25%	07/01/2053	2,200	2,480,962
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,220,071
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,008,915
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,115	1,161,373
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,280,729
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,056,236
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	3,735,006
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,829,044
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	1,235	1,376,710
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,750	2,726,230
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,970,120
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	4,000	3,969,302
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	$4,355	$4,284,840
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,725	1,824,977
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	121,860
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,592,444
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	5,464,216
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	978,179
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,671,728
TOTAL INVESTMENTS IN SECURITIES(b)-96.23% (Cost $595,407,496)				559,505,852
OTHER ASSETS LESS LIABILITIES-3.77%				21,927,240
NET ASSETS-100.00%				$581,433,092

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Build America Mutual Assurance Co.	5.65%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
May 31, 2023
(Unaudited)
	Shares	Value
Closed-End Funds-100.01%
Bonds-32.66%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,639,755	$9,936,531
BlackRock Core Bond Trust(a)	424,798	4,498,611
BlackRock Credit Allocation Income Trust	1,085,050	11,208,566
BlackRock Limited Duration Income Trust(a)	326,002	4,114,145
BlackRock Multi-Sector Income Trust(a)	290,946	4,166,347
BlackRock Taxable Municipal Bond Trust(a)	483,924	8,144,441
Blackstone Long-Short Credit Income Fund(a)	182,969	1,979,725
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	320,241	5,575,396
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	101,723	1,776,084
DoubleLine Income Solutions Fund(a)	813,476	9,330,570
DoubleLine Opportunistic Credit Fund(a)	105,027	1,569,103
Eaton Vance Limited Duration Income Fund(a)	1,062,314	9,613,942
Eaton Vance Short Duration Diversified Income Fund	121,020	1,163,002
First Trust Intermediate Duration Preferred & Income Fund	766,852	11,748,173
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	190,649	3,303,947
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	392,123	5,317,188
Flaherty & Crumrine Preferred and Income Fund, Inc.	82,360	807,952
Flaherty & Crumrine Total Return Fund, Inc.	118,665	1,706,403
Franklin Ltd. Duration Income Trust	532,473	3,253,410
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	143,179	2,336,681
Invesco Bond Fund(b)	87,829	1,313,043
Invesco Senior Income Trust(a)(b)	1,446,785	5,280,765
John Hancock Preferred Income Fund(a)	167,275	2,395,378
John Hancock Preferred Income Fund II(a)	135,752	1,946,684
John Hancock Preferred Income Fund III(a)	195,159	2,642,453
John Hancock Premium Dividend Fund(a)	315,855	3,518,625
MFS Charter Income Trust	410,820	2,493,677
MFS Intermediate Income Trust(a)	1,306,357	3,631,672
MFS Multimarket Income Trust(a)	683,345	3,040,885
Nuveen Credit Strategies Income Fund(a)	1,798,555	8,830,905
Nuveen Floating Rate Income Fund(a)	747,884	5,833,495
Nuveen Global High Income Fund(a)	301,418	3,294,499
Nuveen Preferred & Income Opportunities Fund(a)	1,186,893	7,477,426
Nuveen Preferred & Income Securities Fund(a)	2,634,819	16,625,708
Nuveen Taxable Municipal Income Fund	264,969	4,083,172
PIMCO Dynamic Income Opportunities Fund(a)	759,378	9,568,163
PIMCO Income Strategy Fund(a)	244,989	1,920,714
PIMCO Income Strategy Fund II(a)	537,067	3,748,728
Pioneer Floating Rate Fund, Inc.(a)	162,161	1,363,774
Putnam Premier Income Trust(a)	1,141,074	4,107,866
TCW Strategic Income Fund, Inc.(a)	417,209	1,948,366
Templeton Global Income Fund	1,181,953	4,810,549
Virtus Global Multi-Sector Income Fund(a)	147,560	1,109,651
Western Asset Inflation-Linked Opportunities & Income Fund(a)	887,171	7,957,924
Western Asset Inflation-Linked Securities & Income Fund(a)	334,399	2,815,639
		213,309,978
	Shares	Value
Bonds/High Yield-20.99%
AllianceBernstein Global High Income Fund, Inc.	959,746	$9,242,354
Allspring Income Opportunities Fund	706,274	4,357,711
Allspring Multi-Sector Income Fund	196,654	1,736,455
Barings Global Short Duration High Yield Fund	264,886	3,369,350
BlackRock Corporate High Yield Fund, Inc.(a)	1,328,348	11,370,659
BlackRock Debt Strategies Fund, Inc.(a)	600,225	5,618,106
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	455,405	5,328,238
BlackRock Floating Rate Income Trust(a)	290,690	3,226,659
BNY Mellon High Yield Strategies Fund	971,613	2,098,684
Credit Suisse Asset Management Income Fund, Inc.	501,724	1,349,638
Credit Suisse High Yield Bond Fund	1,380,359	2,622,682
Eaton Vance Floating-Rate Income Trust(a)	374,842	4,213,224
Eaton Vance Senior Floating-Rate Trust(a)	342,878	3,833,376
First Trust High Income Long/Short Fund	430,770	4,777,239
First Trust Senior Floating Rate Income Fund II(a)	374,798	3,583,069
High Income Securities Fund	232,097	1,425,076
Highland Income Fund(a)	1,276,858	11,287,425
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	293,438	1,922,019
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	967,330	4,507,758
Neuberger Berman High Yield Strategies Fund, Inc.(a)	156,919	1,183,169
Neuberger Berman High Yield Strategies Fund, Inc., Rts., expiring 06/21/2023(a)(c)	157,129	7,856
New America High Income Fund, Inc. (The)	342,354	2,215,030
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	306,912	7,596,072
PGIM Global High Yield Fund, Inc.	539,817	5,840,820
PGIM High Yield Bond Fund, Inc.(a)	436,895	5,299,536
PGIM Short Duration High Yield Opportunities Fund(a)	323,912	4,745,311
PIMCO High Income Fund(a)	924,255	4,371,726
Pioneer High Income Fund, Inc.(a)	384,498	2,572,292
Templeton Emerging Markets Income Fund(a)	562,740	2,768,681
Western Asset Emerging Markets Debt Fund, Inc.	815,239	6,888,769
Western Asset Global High Income Fund, Inc.	199,132	1,324,228
Western Asset High Income Fund II, Inc.(a)	414,439	1,864,975
Western Asset High Income Opportunity Fund, Inc.(a)	1,220,113	4,563,223
		137,111,410
Domestic Equity-3.26%
John Hancock Tax-Advantaged Dividend Income Fund(a)	274,960	5,394,715
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,370,556	15,898,450
		21,293,165
Equities-8.43%
BlackRock Health Sciences Term Trust(a)	1,577,848	24,851,106
BlackRock Innovation and Growth Term Trust(a)	3,450,515	25,809,852
BlackRock Utilities, Infrastructure & Power Opportunities Trust(a)	201,223	4,396,723
		55,057,681
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Fixed Income-5.66%
BlackRock ESG Capital Allocation Term Trust(a)	1,466,768	$22,456,218
BlackRock Income Trust, Inc.(a)	164,005	2,035,302
Nuveen Core Plus Impact Fund	417,925	4,137,457
Nuveen Variable Rate Preferred & Income Fund(a)	311,099	4,775,370
PIMCO Corporate & Income Strategy Fund(a)	283,061	3,558,077
		36,962,424
Investments in Funds-0.63%
Saba Capital Income & Opportunities Fund	523,573	4,130,991
Option Income-28.38%
BlackRock Energy and Resources Trust	357,581	4,130,061
BlackRock Enhanced Capital and Income Fund, Inc.(a)	349,597	6,177,379
BlackRock Enhanced Equity Dividend Trust(a)	1,244,382	10,054,607
BlackRock Enhanced Global Dividend Trust	826,709	8,002,543
BlackRock Enhanced International Dividend Trust	1,460,530	7,784,625
BlackRock Health Sciences Trust(a)	109,415	4,368,941
BlackRock Resources & Commodities Strategy Trust	1,244,125	10,848,770
BlackRock Science & Technology Term Trust	1,136,871	19,770,187
BlackRock Science & Technology Trust(a)(c)	220,168	7,283,157
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	104,350	3,019,889
Eaton Vance Enhanced Equity Income Fund(a)	264,154	4,067,972
Eaton Vance Enhanced Equity Income Fund II	355,649	5,917,999
Eaton Vance Risk-Managed Diversified Equity Income Fund	596,575	4,647,319
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	198,530	2,572,949
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	700,548	8,560,697
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,015,997	11,816,045
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,228,218	9,862,590
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,449,180	$26,765,637
First Trust Enhanced Equity Income Fund(a)	179,624	3,003,313
John Hancock Hedged Equity & Income Fund	94,429	961,287
Madison Covered Call & Equity Strategy Fund(a)	129,601	957,777
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	338,702	4,792,633
Nuveen S&P 500 Buy-Write Income Fund(a)	697,194	9,258,736
Nuveen S&P 500 Dynamic Overwrite Fund	120,593	1,833,014
Voya Global Advantage and Premium Opportunity Fund(a)	206,498	1,676,764
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,038,499	5,109,415
Voya Infrastructure Industrials and Materials Fund	230,449	2,136,262
		185,380,568
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $740,655,515)		653,246,217
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.58%
Invesco Private Government Fund, 5.10%(b)(d)(e)	4,648,783	4,648,783
Invesco Private Prime Fund, 5.22%(b)(d)(e)	12,213,514	12,212,292
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,862,211)		16,861,075
TOTAL INVESTMENTS IN SECURITIES-102.59% (Cost $757,517,726)		670,107,292
OTHER ASSETS LESS LIABILITIES-(2.59)%		(16,945,810)
NET ASSETS-100.00%		$653,161,482

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2023.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Bond Fund	$2,169,726	$204,250	$(999,528)	$187,058	$(248,973)	$1,313,043	$70,860
Invesco Senior Income Trust	8,007,381	1,278,211	(3,579,308)	(384,290)	(41,229)	5,280,765	871,170
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	17,553,084	(17,553,084)	-	-	-	8,305
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,699,235	$91,655,754	$(94,706,206)	$-	$-	$4,648,783	$225,776*
Invesco Private Prime Fund	20,053,777	202,880,151	(210,722,162)	(3,016)	3,542	12,212,292	622,043*
Total	$37,930,119	$313,571,450	$(327,560,288)	$(200,248)	$(286,660)**	$23,454,883	$1,798,154

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Bond Fund	$510

(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.39%
Aerospace & Defense-2.66%
Hexcel Corp., 4.20%, 02/15/2027	$2,656,000	$2,520,059
Howmet Aerospace, Inc.
5.90%, 02/01/2027(b)	2,161,000	2,199,664
3.00%, 01/15/2029	2,508,000	2,198,873
TransDigm, Inc., 5.50%, 11/15/2027	8,382,000	7,888,476
		14,807,072
Air Freight & Logistics-0.71%
GXO Logistics, Inc.
1.65%, 07/15/2026	2,272,000	1,971,383
2.65%, 07/15/2031(b)	2,557,000	1,985,868
		3,957,251
Automobile Components-2.51%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(b)	4,667,000	3,799,267
Dana, Inc., 5.63%, 06/15/2028(b)	4,489,000	4,115,392
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026(b)	3,074,000	3,000,692
5.00%, 07/15/2029(b)	3,385,000	3,052,266
		13,967,617
Automobiles-3.34%
Ford Motor Co., 3.25%, 02/12/2032	12,254,000	9,322,506
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025(b)	10,085,000	9,310,949
		18,633,455
Broadline Retail-3.70%
Kohl’s Corp.
4.25%, 07/17/2025(b)	3,688,000	3,383,888
4.63%, 05/01/2031	5,191,000	3,385,622
Nordstrom, Inc.
4.00%, 03/15/2027(b)	3,274,000	2,836,741
4.38%, 04/01/2030(b)	3,548,000	2,824,510
QVC, Inc.
4.45%, 02/15/2025(b)	4,990,000	4,247,288
4.38%, 09/01/2028	6,745,000	3,919,958
		20,598,007
Building Products-0.40%
Griffon Corp., 5.75%, 03/01/2028	2,391,000	2,207,958
Chemicals-2.28%
Chemours Co. (The), 5.38%, 05/15/2027(b)	4,722,000	4,353,869
Olin Corp., 5.63%, 08/01/2029(b)	4,772,000	4,577,970
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(b)	4,720,000	3,754,949
		12,686,788
Commercial Services & Supplies-1.48%
CoreCivic, Inc., 8.25%, 04/15/2026(b)	2,992,000	2,995,564
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(b)	2,690,000	2,556,041
Steelcase, Inc., 5.13%, 01/18/2029	3,137,000	2,706,008
		8,257,613
Communications Equipment-0.54%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(b)	3,236,000	2,993,074
Construction & Engineering-1.89%
AECOM, 5.13%, 03/15/2027	6,031,000	5,828,328
	Principal Amount	Value
Construction & Engineering-(continued)
Fluor Corp.
3.50%, 12/15/2024	$2,415,000	$2,334,979
4.25%, 09/15/2028(b)	2,610,000	2,401,200
		10,564,507
Consumer Finance-6.41%
Ally Financial, Inc.
5.75%, 11/20/2025(b)	4,988,000	4,848,619
6.70%, 02/14/2033	5,348,000	4,709,949
Navient Corp.
6.13%, 03/25/2024	2,916,000	2,861,088
5.50%, 03/15/2029(b)	3,527,000	2,922,701
OneMain Finance Corp.
7.13%, 03/15/2026(b)	3,066,000	2,935,099
4.00%, 09/15/2030(b)	3,900,000	2,881,671
SLM Corp., 4.20%, 10/29/2025(b)	4,501,000	4,125,144
Synchrony Financial, 7.25%, 02/02/2033(b)	11,759,000	10,470,664
		35,754,935
Containers & Packaging-3.20%
Ball Corp.
5.25%, 07/01/2025	2,956,000	2,944,470
2.88%, 08/15/2030(b)	3,621,000	2,995,926
Berry Global, Inc., 1.57%, 01/15/2026(b)	6,433,000	5,830,743
Crown Americas LLC, 5.25%, 04/01/2030(b)	2,636,000	2,518,935
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	3,856,000	3,533,561
		17,823,635
Diversified Consumer Services-0.76%
Service Corp. International, 5.13%, 06/01/2029(b)	4,466,000	4,253,865
Diversified REITs-0.73%
VICI Properties L.P.
4.38%, 05/15/2025	2,125,000	2,053,721
5.13%, 05/15/2032(b)	2,171,000	2,028,891
		4,082,612
Electric Utilities-5.14%
DPL, Inc., 4.13%, 07/01/2025	7,656,000	7,309,899
FirstEnergy Corp.
Series B, 4.15%, 07/15/2027	4,404,000	4,219,560
Series C, 7.38%, 11/15/2031	3,699,000	4,284,922
NRG Energy, Inc., 6.63%, 01/15/2027	6,023,000	6,013,237
PG&E Corp., 5.25%, 07/01/2030(b)	7,567,000	6,846,314
		28,673,932
Electrical Equipment-0.63%
Regal Rexnord Corp.
6.05%, 02/15/2026(b)(c)	1,755,000	1,760,017
6.40%, 04/15/2033(c)	1,773,000	1,755,340
		3,515,357
Electronic Equipment, Instruments & Components-1.67%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	3,395,000	3,041,200
3.57%, 12/01/2031	3,592,000	3,005,381
Vontier Corp.
1.80%, 04/01/2026	1,853,000	1,649,287
2.95%, 04/01/2031	2,012,000	1,588,122
		9,283,990
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.78%
Oceaneering International, Inc., 4.65%, 11/15/2024(b)	$1,974,000	$1,923,772
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	2,726,000	2,411,024
		4,334,796
Financial Services-1.07%
MGIC Investment Corp., 5.25%, 08/15/2028	3,038,000	2,877,803
Radian Group, Inc.
4.50%, 10/01/2024	420	408
4.88%, 03/15/2027(b)	3,220,000	3,079,079
		5,957,290
Food Products-0.96%
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	6,683,000	5,346,634
Gas Utilities-0.96%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	5,734,000	5,339,470
Health Care Equipment & Supplies-0.57%
Teleflex, Inc., 4.63%, 11/15/2027(b)	3,381,000	3,202,466
Health Care Providers & Services-4.31%
Centene Corp., 4.63%, 12/15/2029	13,843,000	12,850,457
Encompass Health Corp., 4.75%, 02/01/2030(b)	3,983,000	3,633,560
Tenet Healthcare Corp.
4.88%, 01/01/2026(b)	3,909,000	3,784,774
6.13%, 06/15/2030(c)	3,891,000	3,764,175
		24,032,966
Health Care REITs-1.34%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	2,677,000	2,201,558
3.50%, 03/15/2031(b)	3,361,000	2,272,838
Sabra Health Care L.P.
5.13%, 08/15/2026	1,566,000	1,484,031
3.20%, 12/01/2031	2,016,000	1,493,207
		7,451,634
Hotel & Resort REITs-1.18%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	2,885,000	2,676,444
Service Properties Trust
4.35%, 10/01/2024	2,080,000	1,998,141
4.95%, 10/01/2029(b)	2,478,000	1,880,034
		6,554,619
Hotels, Restaurants & Leisure-6.89%
Churchill Downs, Inc., 5.50%, 04/01/2027(b)(c)	2,166,000	2,095,257
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(b)	5,192,000	4,832,248
Las Vegas Sands Corp.
3.20%, 08/08/2024	4,767,000	4,600,438
3.90%, 08/08/2029(b)	5,178,000	4,586,656
MGM Resorts International
5.75%, 06/15/2025(b)	3,365,000	3,344,604
4.75%, 10/15/2028(b)	3,608,000	3,291,390
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028(b)	6,953,000	5,918,546
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	$3,626,000	$3,505,653
Yum! Brands, Inc., 3.63%, 03/15/2031(b)	7,298,000	6,243,145
		38,417,937
Household Durables-4.94%
Century Communities, Inc., 6.75%, 06/01/2027	2,400,000	2,401,958
KB Home, 4.00%, 06/15/2031(b)	3,806,000	3,236,215
M/I Homes, Inc., 4.95%, 02/01/2028	2,966,000	2,778,712
MDC Holdings, Inc., 2.50%, 01/15/2031(b)	4,217,000	3,279,783
Meritage Homes Corp., 6.00%, 06/01/2025(b)	3,391,000	3,399,969
Newell Brands, Inc.
4.70%, 04/01/2026	2,763,000	2,566,150
6.63%, 09/15/2029(b)	2,705,000	2,557,916
Toll Brothers Finance Corp.
4.88%, 03/15/2027(b)	2,197,000	2,156,473
3.80%, 11/01/2029(b)	2,353,000	2,108,293
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024(b)	1,567,000	1,552,560
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,560,000	1,512,248
		27,550,277
Household Products-0.51%
Spectrum Brands, Inc., 5.75%, 07/15/2025(b)	2,885,000	2,870,171
IT Services-0.45%
Twilio, Inc., 3.63%, 03/15/2029(b)	2,875,000	2,486,214
Machinery-1.06%
Hillenbrand, Inc.
5.00%, 09/15/2026(b)	1,349,000	1,303,849
3.75%, 03/01/2031	1,616,000	1,343,037
Trinity Industries, Inc., 4.55%, 10/01/2024	3,302,000	3,253,774
		5,900,660
Media-4.84%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	9,458,000	7,987,927
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025(b)	8,102,000	7,969,727
DISH DBS Corp.
7.75%, 07/01/2026	5,895,000	3,389,684
5.13%, 06/01/2029	7,291,000	3,314,625
Lamar Media Corp.
3.75%, 02/15/2028(b)	2,425,000	2,190,551
3.63%, 01/15/2031(b)	2,560,000	2,140,365
		26,992,879
Metals & Mining-4.23%
ATI, Inc.
5.88%, 12/01/2027(b)	1,341,000	1,280,628
5.13%, 10/01/2031	1,491,000	1,309,638
Carpenter Technology Corp., 6.38%, 07/15/2028	2,386,000	2,302,797
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	743
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(c)	4,808,000	4,547,174

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(b)	$9,151,000	$8,576,540
United States Steel Corp., 6.88%, 03/01/2029(b)	5,720,000	5,533,928
		23,551,448
Mortgage REITs-1.12%
Starwood Property Trust, Inc., 4.75%, 03/15/2025(b)	6,655,000	6,251,518
Oil, Gas & Consumable Fuels-7.64%
Apache Corp., 4.25%, 01/15/2030(b)	5,983,000	5,379,196
Cheniere Energy, Inc., 4.63%, 10/15/2028	6,249,000	5,870,978
EQM Midstream Partners L.P.
4.13%, 12/01/2026(b)	2,122,000	1,955,100
5.50%, 07/15/2028	2,103,000	1,974,673
EQT Corp.
3.90%, 10/01/2027	1,753,000	1,630,465
7.00%, 02/01/2030(b)	1,526,000	1,581,012
Murphy Oil Corp., 5.88%, 12/01/2027(b)	3,881,000	3,771,585
Occidental Petroleum Corp.
5.55%, 03/15/2026(b)	5,672,000	5,663,038
6.63%, 09/01/2030(b)	5,439,000	5,675,107
Range Resources Corp.
4.88%, 05/15/2025(b)	1,141,000	1,119,532
8.25%, 01/15/2029(b)	1,104,000	1,151,218
SM Energy Co., 6.50%, 07/15/2028(b)	2,937,000	2,757,314
Southwestern Energy Co.
5.70%, 01/23/2025(b)	2,041,000	2,030,757
5.38%, 03/15/2030(b)	2,205,000	2,029,085
		42,589,060
Passenger Airlines-3.56%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	4,911,000	5,159,359
4.38%, 04/19/2028(b)	4,179,000	3,923,160
3.75%, 10/28/2029(b)	1,000,000	892,375
United Airlines Holdings, Inc., 4.88%, 01/15/2025(b)	10,109,000	9,895,144
		19,870,038
Pharmaceuticals-0.65%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(b)	3,760,000	3,607,382
Real Estate Management & Development-0.95%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	3,591,000	2,825,463
Newmark Group, Inc., 6.13%, 11/15/2023	2,479,000	2,461,622
		5,287,085
Semiconductors & Semiconductor Equipment-2.36%
Amkor Technology, Inc., 6.63%, 09/15/2027(c)	4,211,000	4,210,559
Qorvo, Inc., 4.38%, 10/15/2029(b)	4,487,000	4,017,682
Skyworks Solutions, Inc.
1.80%, 06/01/2026	2,838,000	2,538,384
3.00%, 06/01/2031	3,031,000	2,394,483
		13,161,108
Software-0.26%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,661,000	1,449,335
	Principal Amount	Value
Specialized REITs-1.44%
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 04/15/2026	$2,163,000	$2,102,910
5.30%, 01/15/2029	2,209,000	2,115,270
SBA Communications Corp., 3.88%, 02/15/2027(b)	4,115,000	3,796,532
		8,014,712
Specialty Retail-3.69%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	4,910,000	4,308,097
Bath & Body Works, Inc.
5.25%, 02/01/2028(b)	2,889,000	2,751,573
6.95%, 03/01/2033	3,155,000	2,822,743
Murphy Oil USA, Inc., 4.75%, 09/15/2029(b)	4,777,000	4,416,958
Penske Automotive Group, Inc., 3.75%, 06/15/2029(b)	7,304,000	6,266,298
		20,565,669
Technology Hardware, Storage & Peripherals-2.70%
Seagate HDD Cayman
4.75%, 01/01/2025(b)	3,616,000	3,535,779
9.63%, 12/01/2032(b)(c)	3,123,030	3,411,180
Western Digital Corp.
4.75%, 02/15/2026(b)	4,197,000	4,002,801
3.10%, 02/01/2032	5,433,000	4,076,215
		15,025,975
Textiles, Apparel & Luxury Goods-0.60%
Under Armour, Inc., 3.25%, 06/15/2026	3,668,000	3,358,094
Trading Companies & Distributors-1.28%
United Rentals (North America), Inc.
4.88%, 01/15/2028(b)	3,746,000	3,577,156
3.88%, 02/15/2031(b)	4,170,000	3,581,541
		7,158,697
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.39% (Cost $600,302,777)		548,389,802
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.02%
Invesco Private Government Fund, 5.10%(d)(e)(f)	46,089,244	46,089,244
Invesco Private Prime Fund, 5.22%(d)(e)(f)	121,245,162	121,233,035
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $167,350,051)		167,322,279
TOTAL INVESTMENTS IN SECURITIES-128.41% (Cost $767,652,828)		715,712,081
OTHER ASSETS LESS LIABILITIES-(28.41)%		(158,359,981)
NET ASSETS-100.00%		$557,352,100

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $29,531,629, which represented 5.30% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$67,767,150	$(67,767,150)	$-	$-	$-	$68,871
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	57,871,109	167,291,460	(179,073,325)	-	-	46,089,244	1,764,180*
Invesco Private Prime Fund	150,996,498	317,636,507	(347,374,933)	(38,696)	13,659	121,233,035	4,785,509*
Total	$208,867,607	$552,695,117	$(594,215,408)	$(38,696)	$13,659	$167,322,279	$6,618,560

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.19%
Aerospace & Defense-2.13%
Boeing Co. (The)
4.88%, 05/01/2025	$125,000	$123,787
5.15%, 05/01/2030	120,000	119,070
General Dynamics Corp.
3.75%, 05/15/2028	71,000	68,572
3.63%, 04/01/2030	90,000	84,615
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	20,000	18,504
4.20%, 05/01/2030	20,000	18,653
L3Harris Technologies, Inc.
3.85%, 12/15/2026	60,000	57,760
4.40%, 06/15/2028	38,000	36,958
Lockheed Martin Corp.
3.55%, 01/15/2026	117,000	114,549
3.90%, 06/15/2032	120,000	113,406
Northrop Grumman Corp.
3.25%, 01/15/2028	106,000	99,886
4.40%, 05/01/2030	110,000	108,068
Raytheon Technologies Corp.
3.95%, 08/16/2025	100,000	98,186
4.13%, 11/16/2028	89,000	86,157
Textron, Inc., 3.00%, 06/01/2030	75,000	66,225
		1,214,396
Air Freight & Logistics-0.97%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	125,000	120,117
FedEx Corp.
3.25%, 04/01/2026	90,000	86,828
3.10%, 08/05/2029	88,000	79,668
United Parcel Service, Inc.
3.05%, 11/15/2027	124,000	117,768
4.45%, 04/01/2030	150,000	149,981
		554,362
Automobile Components-0.33%
BorgWarner, Inc., 2.65%, 07/01/2027	110,000	100,768
Lear Corp., 3.80%, 09/15/2027	90,000	84,737
		185,505
Automobiles-0.42%
General Motors Co., 6.13%, 10/01/2025	120,000	121,871
PACCAR Financial Corp., 3.55%, 08/11/2025	120,000	117,698
		239,569
Banks-6.52%
Bank of America Corp., 3.25%, 10/21/2027	565,000	529,100
Citigroup, Inc.
4.45%, 09/29/2027(b)	245,000	235,561
6.63%, 06/15/2032	210,000	221,912
Citizens Bank N.A., 3.75%, 02/18/2026	70,000	63,949
Citizens Financial Group, Inc., 3.25%, 04/30/2030	90,000	73,432
Comerica, Inc.
3.70%, 07/31/2023	60,000	59,215
4.00%, 02/01/2029	63,000	50,745
Fifth Third Bancorp, 3.65%, 01/25/2024	160,000	156,774
Huntington Bancshares, Inc.
2.63%, 08/06/2024	90,000	85,183
2.55%, 02/04/2030	87,000	69,275
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	636,000	599,795
KeyBank N.A., 4.15%, 08/08/2025	80,000	73,608
	Principal Amount	Value
Banks-(continued)
KeyCorp, 2.55%, 10/01/2029	$80,000	$61,320
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	140,000	133,431
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/2024	110,000	108,498
2.55%, 01/22/2030	145,000	122,719
Regions Financial Corp.
2.25%, 05/18/2025	80,000	73,892
1.80%, 08/12/2028	80,000	64,763
Truist Bank, 3.63%, 09/16/2025	86,000	80,423
Truist Financial Corp., 1.95%, 06/05/2030	140,000	111,981
U.S. Bancorp
1.38%, 07/22/2030	160,000	121,727
Series V, 2.38%, 07/22/2026	141,000	129,435
Wells Fargo & Co.
3.00%, 04/22/2026	271,000	256,432
4.15%, 01/24/2029	240,000	227,555
		3,710,725
Beverages-1.48%
Coca-Cola Co. (The)
1.45%, 06/01/2027	140,000	127,174
2.25%, 01/05/2032(b)	140,000	120,164
Constellation Brands, Inc.
4.35%, 05/09/2027	40,000	39,310
2.25%, 08/01/2031	40,000	32,688
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	46,000	45,538
4.05%, 04/15/2032	70,000	65,279
Molson Coors Beverage Co., 3.00%, 07/15/2026	98,000	92,331
PepsiCo, Inc.
3.00%, 10/15/2027	174,000	165,685
2.75%, 03/19/2030	170,000	153,887
		842,056
Biotechnology-1.84%
AbbVie, Inc.
2.60%, 11/21/2024	190,000	183,011
3.20%, 11/21/2029	154,000	139,846
Amgen, Inc.
5.15%, 03/02/2028	130,000	131,123
5.25%, 03/02/2033	100,000	100,396
Biogen, Inc.
4.05%, 09/15/2025	86,000	83,948
2.25%, 05/01/2030	90,000	75,414
Gilead Sciences, Inc.
3.65%, 03/01/2026	98,000	95,164
1.65%, 10/01/2030(b)	175,000	143,012
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	115,000	92,754
		1,044,668
Broadline Retail-1.06%
Amazon.com, Inc.
3.15%, 08/22/2027(b)	255,000	243,410
2.10%, 05/12/2031	295,000	249,641
eBay, Inc.
3.60%, 06/05/2027	70,000	66,713
2.70%, 03/11/2030	50,000	43,323
		603,087
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Building Products-0.71%
Carlisle Cos., Inc.
3.75%, 12/01/2027	$40,000	$38,182
2.75%, 03/01/2030	40,000	33,987
Carrier Global Corp.
2.24%, 02/15/2025	50,000	47,394
2.72%, 02/15/2030	70,000	60,342
Fortune Brands Innovations, Inc.
4.00%, 09/21/2023	19,000	18,890
3.25%, 09/15/2029	23,000	20,083
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	150,000	121,984
Masco Corp.
1.50%, 02/15/2028	45,000	38,514
2.00%, 02/15/2031	30,000	23,761
		403,137
Capital Markets-4.11%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	84,000	83,484
4.50%, 05/13/2032	50,000	47,900
Bank of New York Mellon Corp. (The)
3.85%, 04/28/2028	94,000	90,549
3.30%, 08/23/2029	90,000	81,495
BlackRock, Inc.
3.50%, 03/18/2024	104,000	102,412
1.90%, 01/28/2031	150,000	123,521
Charles Schwab Corp. (The)
2.00%, 03/20/2028	140,000	120,290
2.90%, 03/03/2032	120,000	98,624
CME Group, Inc.
3.00%, 03/15/2025	116,000	112,199
2.65%, 03/15/2032	85,000	72,967
Franklin Resources, Inc., 1.60%, 10/30/2030	130,000	102,405
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	180,000	173,907
3.80%, 03/15/2030	180,000	166,993
Jefferies Financial Group, Inc.
4.85%, 01/15/2027(b)	60,000	59,289
4.15%, 01/23/2030	55,000	49,850
Morgan Stanley, 3.63%, 01/20/2027(b)	357,000	342,315
Nasdaq, Inc.
3.85%, 06/30/2026(b)	70,000	68,484
1.65%, 01/15/2031	30,000	23,631
Northern Trust Corp.
4.00%, 05/10/2027	70,000	68,125
1.95%, 05/01/2030	95,000	78,527
Raymond James Financial, Inc., 4.65%, 04/01/2030	85,000	83,055
State Street Corp.
3.55%, 08/18/2025	101,000	98,293
2.40%, 01/24/2030	105,000	90,218
		2,338,533
Chemicals-2.71%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	70,000	65,059
2.05%, 05/15/2030	99,000	84,833
Albemarle Corp.
4.65%, 06/01/2027	30,000	29,433
5.05%, 06/01/2032	50,000	48,389
	Principal Amount	Value
Chemicals-(continued)
Celanese US Holdings LLC
6.17%, 07/15/2027	$40,000	$40,300
6.38%, 07/15/2032(b)	40,000	40,478
DuPont de Nemours, Inc.
4.49%, 11/15/2025	75,000	74,194
4.73%, 11/15/2028(b)	85,000	84,520
Eastman Chemical Co.
3.80%, 03/15/2025	63,000	61,056
4.50%, 12/01/2028	30,000	29,079
Ecolab, Inc.
2.70%, 11/01/2026	80,000	75,735
4.80%, 03/24/2030	45,000	45,455
EIDP, Inc.
1.70%, 07/15/2025	60,000	56,173
2.30%, 07/15/2030	35,000	29,623
FMC Corp.
3.20%, 10/01/2026	23,000	21,482
3.45%, 10/01/2029	22,000	19,522
Huntsman International LLC, 4.50%, 05/01/2029	50,000	45,600
Linde, Inc.
3.20%, 01/30/2026	86,000	83,632
1.10%, 08/10/2030	95,000	75,298
LYB International Finance III LLC, 2.25%, 10/01/2030	100,000	81,687
LyondellBasell Industries N.V., 5.75%, 04/15/2024	71,000	70,975
Mosaic Co. (The)
4.25%, 11/15/2023	53,000	52,646
5.45%, 11/15/2033	50,000	48,689
PPG Industries, Inc., 3.75%, 03/15/2028	106,000	101,608
Sherwin-Williams Co. (The)
3.45%, 06/01/2027	38,000	36,128
2.95%, 08/15/2029	70,000	62,142
Westlake Corp., 3.60%, 08/15/2026	79,000	75,255
		1,538,991
Commercial Services & Supplies-0.54%
Cintas Corp. No. 2
3.70%, 04/01/2027	28,000	27,257
4.00%, 05/01/2032	25,000	23,867
Republic Services, Inc.
3.95%, 05/15/2028	39,000	37,575
1.75%, 02/15/2032	70,000	55,453
Waste Management, Inc.
3.15%, 11/15/2027	80,000	75,777
1.50%, 03/15/2031	110,000	87,597
		307,526
Communications Equipment-0.74%
Cisco Systems, Inc., 2.50%, 09/20/2026	290,000	274,287
Juniper Networks, Inc., 3.75%, 08/15/2029	73,000	66,732
Motorola Solutions, Inc.
4.60%, 02/23/2028	50,000	49,281
4.60%, 05/23/2029	33,000	32,304
		422,604
Construction & Engineering-0.15%
Quanta Services, Inc., 2.90%, 10/01/2030	100,000	84,917
Construction Materials-0.31%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	24,451

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Construction Materials-(continued)
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	$90,000	$73,651
Vulcan Materials Co., 3.50%, 06/01/2030	85,000	76,804
		174,906
Consumer Finance-1.51%
Ally Financial, Inc.
5.80%, 05/01/2025(b)	68,000	67,254
2.20%, 11/02/2028	85,000	67,867
American Express Co.
2.25%, 03/04/2025	100,000	95,006
4.05%, 05/03/2029	110,000	105,865
Capital One Financial Corp., 3.80%, 01/31/2028	250,000	231,819
Discover Bank
3.45%, 07/27/2026	66,000	60,735
4.65%, 09/13/2028	80,000	74,470
General Motors Financial Co., Inc., 3.10%, 01/12/2032	190,000	153,277
		856,293
Consumer Staples Distribution & Retail-3.13%
Costco Wholesale Corp.
1.38%, 06/20/2027	165,000	147,601
1.60%, 04/20/2030	160,000	134,195
Dollar General Corp.
3.88%, 04/15/2027	45,000	43,602
3.50%, 04/03/2030(b)	90,000	81,673
Dollar Tree, Inc.
4.20%, 05/15/2028	42,000	40,400
2.65%, 12/01/2031	70,000	57,883
Kroger Co. (The)
2.65%, 10/15/2026	137,000	128,230
4.50%, 01/15/2029	80,000	78,462
Sysco Corp.
3.30%, 07/15/2026	95,000	90,777
5.95%, 04/01/2030	60,000	63,344
Target Corp.
2.25%, 04/15/2025	135,000	128,970
3.38%, 04/15/2029	110,000	104,626
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	99,000	93,997
3.20%, 04/15/2030	120,000	104,020
Walmart, Inc.
3.90%, 09/09/2025	250,000	247,552
1.80%, 09/22/2031(b)	285,000	237,800
		1,783,132
Containers & Packaging-0.86%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	70,000	66,844
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	80,000	65,509
Avery Dennison Corp., 4.88%, 12/06/2028	91,000	90,002
Packaging Corp. of America
3.40%, 12/15/2027	40,000	37,924
3.00%, 12/15/2029	40,000	35,439
Sonoco Products Co., 3.13%, 05/01/2030	95,000	82,979
WRKCo, Inc.
4.65%, 03/15/2026	40,000	39,231
4.90%, 03/15/2029(b)	75,000	73,248
		491,176
Distributors-0.16%
Genuine Parts Co., 1.88%, 11/01/2030	115,000	88,896
	Principal Amount	Value
Diversified REITs-0.57%
American Assets Trust L.P., 3.38%, 02/01/2031	$30,000	$23,508
Corporate Office Properties L.P., 2.75%, 04/15/2031	55,000	41,077
CubeSmart L.P., 2.25%, 12/15/2028	80,000	68,407
Digital Realty Trust L.P.
3.70%, 08/15/2027	53,000	48,471
3.60%, 07/01/2029	70,000	61,028
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	53,000	37,821
W.P. Carey, Inc.
4.60%, 04/01/2024	19,000	18,671
2.40%, 02/01/2031(b)	30,000	24,059
		323,042
Diversified Telecommunication Services-1.46%
AT&T, Inc.
4.25%, 03/01/2027	190,000	186,678
4.30%, 02/15/2030	226,000	216,411
Verizon Communications, Inc.
4.13%, 03/16/2027(b)	220,000	215,891
4.33%, 09/21/2028	220,000	213,909
		832,889
Electric Utilities-4.37%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	90,000	73,750
American Electric Power Co., Inc., 3.20%, 11/13/2027	86,000	80,324
Avangrid, Inc.
3.20%, 04/15/2025	35,000	33,515
3.80%, 06/01/2029	58,000	53,893
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	295,000	278,196
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	180,000	150,687
Duke Energy Corp.
2.65%, 09/01/2026	111,000	103,118
2.55%, 06/15/2031	145,000	120,144
Entergy Corp.
2.95%, 09/01/2026	75,000	69,859
1.90%, 06/15/2028	75,000	64,592
Evergy, Inc.
2.45%, 09/15/2024	60,000	57,578
2.90%, 09/15/2029	70,000	61,887
Eversource Energy, 3.38%, 03/01/2032	50,000	43,874
Exelon Corp.
3.95%, 06/15/2025	100,000	97,501
4.05%, 04/15/2030	90,000	84,476
Interstate Power and Light Co.
3.25%, 12/01/2024	24,000	23,264
4.10%, 09/26/2028	23,000	22,150
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	100,000	94,831
2.25%, 06/01/2030	131,000	108,896
Pacific Gas and Electric Co.
3.15%, 01/01/2026	40,000	37,423
4.55%, 07/01/2030	40,000	36,481
Pinnacle West Capital Corp., 1.30%, 06/15/2025	75,000	68,768
PPL Capital Funding, Inc., 3.10%, 05/15/2026	60,000	57,057
PPL Electric Utilities Corp., 5.00%, 05/15/2033	70,000	70,665

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co.
5.95%, 11/01/2032	$50,000	$52,995
Series E, 3.70%, 08/01/2025	80,000	77,760
Southern Co. (The)
3.25%, 07/01/2026	108,000	102,719
Series A, 3.70%, 04/30/2030	110,000	101,343
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	90,000	86,197
Wisconsin Electric Power Co., 4.75%, 09/30/2032	50,000	49,318
Xcel Energy, Inc.
3.30%, 06/01/2025	50,000	48,238
4.00%, 06/15/2028	80,000	77,052
		2,488,551
Electrical Equipment-0.25%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	35,000	28,111
Emerson Electric Co.
0.88%, 10/15/2026	55,000	48,884
2.20%, 12/21/2031	80,000	66,351
		143,346
Electronic Equipment, Instruments & Components-1.64%
Amphenol Corp., 2.80%, 02/15/2030	90,000	79,639
Arrow Electronics, Inc.
3.88%, 01/12/2028	38,000	35,429
2.95%, 02/15/2032	50,000	41,191
Avnet, Inc., 4.63%, 04/15/2026	58,000	56,402
Eaton Corp.
3.10%, 09/15/2027	89,000	84,408
4.00%, 11/02/2032	80,000	75,818
Flex Ltd.
4.75%, 06/15/2025	83,000	81,280
4.88%, 06/15/2029	40,000	38,634
Jabil, Inc.
3.95%, 01/12/2028	33,000	30,946
3.00%, 01/15/2031	50,000	41,951
Keysight Technologies, Inc.
4.60%, 04/06/2027	18,000	17,912
3.00%, 10/30/2029	40,000	35,241
TD SYNNEX Corp., 1.75%, 08/09/2026	90,000	78,402
Teledyne Technologies, Inc.
2.25%, 04/01/2028	40,000	35,397
2.75%, 04/01/2031	40,000	33,913
Trimble, Inc., 4.90%, 06/15/2028	33,000	32,611
Tyco Electronics Group S.A.
4.50%, 02/13/2026	60,000	59,696
2.50%, 02/04/2032	85,000	72,066
		930,936
Energy Equipment & Services-0.60%
Halliburton Co., 2.92%, 03/01/2030(b)	120,000	106,273
Helmerich & Payne, Inc., 2.90%, 09/29/2031	70,000	57,011
NOV, Inc., 3.60%, 12/01/2029	38,000	34,049
Schlumberger Investment S.A.
3.65%, 12/01/2023	79,000	78,329
2.65%, 06/26/2030(b)	75,000	66,147
		341,809
	Principal Amount	Value
Entertainment-1.19%
Activision Blizzard, Inc.
3.40%, 09/15/2026	$68,000	$65,454
1.35%, 09/15/2030	64,000	51,215
Electronic Arts, Inc., 1.85%, 02/15/2031	95,000	77,306
Netflix, Inc., 4.88%, 04/15/2028	130,000	129,070
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	40,000	38,736
4.00%, 04/14/2032(b)	30,000	27,632
Walt Disney Co. (The)
1.75%, 08/30/2024	114,000	109,424
2.65%, 01/13/2031	120,000	104,372
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	40,000	37,499
4.28%, 03/15/2032	40,000	34,967
		675,675
Financial Services-2.41%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	258,000	250,813
Block Financial LLC, 3.88%, 08/15/2030	45,000	38,728
Equitable Holdings, Inc.
4.35%, 04/20/2028	81,000	76,923
5.59%, 01/11/2033	50,000	49,077
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	44,829
2.25%, 03/01/2031	80,000	64,212
Fiserv, Inc.
2.75%, 07/01/2024	99,000	96,137
3.50%, 07/01/2029	88,000	80,630
Global Payments, Inc.
2.65%, 02/15/2025	30,000	28,581
3.20%, 08/15/2029	73,000	63,795
Mastercard, Inc.
3.38%, 04/01/2024	83,000	81,791
3.35%, 03/26/2030	105,000	98,600
PayPal Holdings, Inc.
2.40%, 10/01/2024	75,000	72,420
2.85%, 10/01/2029(b)	75,000	66,841
Visa, Inc.
3.15%, 12/14/2025	91,000	88,122
2.05%, 04/15/2030	90,000	77,879
Western Union Co. (The), 1.35%, 03/15/2026	100,000	88,916
		1,368,294
Food Products-2.79%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	110,000	103,810
3.25%, 03/27/2030	95,000	88,128
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	50,000	46,177
2.75%, 05/14/2031	80,000	67,085
Campbell Soup Co.
4.15%, 03/15/2028	33,000	32,072
2.38%, 04/24/2030	40,000	34,017
Conagra Brands, Inc.
4.30%, 05/01/2024	30,000	29,583
4.85%, 11/01/2028	30,000	29,565
Flowers Foods, Inc., 2.40%, 03/15/2031(b)	50,000	41,210
General Mills, Inc.
4.20%, 04/17/2028	51,000	50,006
4.95%, 03/29/2033	120,000	120,006
Hershey Co. (The), 2.30%, 08/15/2026	118,000	111,319

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Hormel Foods Corp., 1.80%, 06/11/2030	$110,000	$92,149
Ingredion, Inc.
3.20%, 10/01/2026	28,000	26,377
2.90%, 06/01/2030	20,000	17,317
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	32,076
2.38%, 03/15/2030	40,000	34,211
Kellogg Co.
3.25%, 04/01/2026	41,000	39,230
Series B, 7.45%, 04/01/2031	80,000	91,636
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	115,000	109,134
3.75%, 04/01/2030(b)	60,000	56,135
McCormick & Co., Inc.
3.40%, 08/15/2027	23,000	21,695
1.85%, 02/15/2031	30,000	23,925
Mondelez International, Inc.
1.50%, 05/04/2025	70,000	65,695
2.75%, 04/13/2030	100,000	88,178
Tyson Foods, Inc.
3.55%, 06/02/2027	56,000	52,994
4.35%, 03/01/2029	90,000	86,163
		1,589,893
Gas Utilities-0.36%
Atmos Energy Corp.
3.00%, 06/15/2027	51,000	47,978
1.50%, 01/15/2031	50,000	39,655
National Fuel Gas Co.
5.50%, 01/15/2026	40,000	39,731
2.95%, 03/01/2031	20,000	15,983
Southwest Gas Corp., 4.05%, 03/15/2032	70,000	63,160
		206,507
Ground Transportation-1.12%
CSX Corp.
3.25%, 06/01/2027	62,000	58,812
4.25%, 03/15/2029	70,000	68,549
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	90,000	87,590
Norfolk Southern Corp.
2.90%, 06/15/2026	83,000	78,686
3.80%, 08/01/2028	80,000	76,955
Ryder System, Inc., 3.65%, 03/18/2024	81,000	79,708
Union Pacific Corp.
2.75%, 03/01/2026	100,000	95,344
3.95%, 09/10/2028	94,000	91,866
		637,510
Health Care Equipment & Supplies-1.87%
Abbott Laboratories
3.75%, 11/30/2026	77,000	76,000
1.40%, 06/30/2030	130,000	106,925
Baxter International, Inc.
1.92%, 02/01/2027	40,000	35,667
2.54%, 02/01/2032	50,000	40,459
Becton, Dickinson and Co.
3.70%, 06/06/2027	100,000	95,980
1.96%, 02/11/2031	90,000	73,103
Boston Scientific Corp.
3.45%, 03/01/2024	65,000	63,888
2.65%, 06/01/2030	40,000	34,997
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	$30,000	$26,252
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	78,000	74,768
2.60%, 11/15/2029	96,000	85,496
Edwards Lifesciences Corp., 4.30%, 06/15/2028	77,000	75,882
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	60,000	50,136
Stryker Corp.
3.50%, 03/15/2026	44,000	42,590
1.95%, 06/15/2030	110,000	91,757
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	60,000	58,117
2.60%, 11/24/2031	35,000	29,335
		1,061,352
Health Care Providers & Services-4.25%
AmerisourceBergen Corp.
3.45%, 12/15/2027	150,000	142,539
2.70%, 03/15/2031	160,000	136,852
Cardinal Health, Inc., 3.41%, 06/15/2027	219,000	208,772
Cigna Group (The)
4.13%, 11/15/2025	120,000	117,554
4.38%, 10/15/2028	114,000	111,171
CVS Health Corp.
4.30%, 03/25/2028	150,000	146,246
5.25%, 02/21/2033	150,000	150,457
Elevance Health, Inc.
3.65%, 12/01/2027	115,000	109,706
2.25%, 05/15/2030	120,000	101,416
HCA, Inc.
5.38%, 02/01/2025	70,000	69,549
3.50%, 09/01/2030	85,000	75,201
Humana, Inc.
1.35%, 02/03/2027	80,000	70,256
2.15%, 02/03/2032	90,000	71,636
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	93,000	90,300
2.95%, 12/01/2029	60,000	53,628
McKesson Corp., 3.80%, 03/15/2024	265,000	261,273
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	29,065
2.95%, 06/30/2030(b)	35,000	30,943
UnitedHealth Group, Inc.
3.75%, 07/15/2025	199,000	195,191
5.35%, 02/15/2033	175,000	182,520
Universal Health Services, Inc.
1.65%, 09/01/2026	40,000	35,246
2.65%, 10/15/2030	35,000	28,380
		2,417,901
Health Care REITs-0.54%
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	21,000	19,453
2.00%, 03/15/2031	20,000	15,356
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	17,512
3.38%, 02/01/2031	20,000	15,807
Ventas Realty L.P.
3.50%, 02/01/2025	70,000	67,193
4.40%, 01/15/2029	44,000	41,532

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Health Care REITs-(continued)
Welltower OP LLC
4.00%, 06/01/2025	$71,000	$68,892
3.10%, 01/15/2030	70,000	60,714
		306,459
Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	30,000	29,003
Series H, 3.38%, 12/15/2029	39,000	33,168
		62,171
Hotels, Restaurants & Leisure-1.37%
Booking Holdings, Inc.
3.60%, 06/01/2026	40,000	38,762
4.63%, 04/13/2030	70,000	69,619
Darden Restaurants, Inc., 3.85%, 05/01/2027	124,000	119,561
Expedia Group, Inc., 3.80%, 02/15/2028	68,000	63,867
Marriott International, Inc.
5.00%, 10/15/2027	45,000	45,100
Series FF, 4.63%, 06/15/2030	40,000	38,377
McDonald’s Corp.
3.80%, 04/01/2028	95,000	91,944
3.60%, 07/01/2030	130,000	121,558
Starbucks Corp.
3.80%, 08/15/2025	116,000	113,429
2.55%, 11/15/2030	90,000	77,490
		779,707
Household Durables-1.02%
D.R. Horton, Inc., 1.40%, 10/15/2027	110,000	95,261
Leggett & Platt, Inc.
3.50%, 11/15/2027	10,000	9,326
4.40%, 03/15/2029	40,000	38,525
Lennar Corp., 4.75%, 11/29/2027	120,000	117,648
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	95,000	85,469
NVR, Inc., 3.00%, 05/15/2030	60,000	52,508
PulteGroup, Inc., 5.50%, 03/01/2026	80,000	80,358
Whirlpool Corp., 4.75%, 02/26/2029	104,000	102,528
		581,623
Household Products-1.40%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	50,000	52,912
Clorox Co. (The)
3.90%, 05/15/2028	65,000	62,625
4.60%, 05/01/2032	40,000	39,453
Colgate-Palmolive Co.
3.25%, 03/15/2024	65,000	64,318
3.25%, 08/15/2032	90,000	83,272
Kimberly-Clark Corp.
1.05%, 09/15/2027	95,000	82,943
3.20%, 04/25/2029	97,000	91,193
Procter & Gamble Co. (The)
1.90%, 02/01/2027	170,000	157,553
3.00%, 03/25/2030	175,000	163,272
		797,541
Independent Power and Renewable Electricity Producers-0.34%
AES Corp. (The)
1.38%, 01/15/2026	105,000	93,702
2.45%, 01/15/2031	60,000	48,086
NSTAR Electric Co., 3.20%, 05/15/2027	53,000	50,419
		192,207
	Principal Amount	Value
Industrial Conglomerates-1.17%
3M Co.
2.88%, 10/15/2027	$103,000	$94,946
2.38%, 08/26/2029	155,000	133,249
General Electric Co., 6.75%, 03/15/2032	185,000	209,416
Honeywell International, Inc.
2.50%, 11/01/2026	153,000	144,444
1.75%, 09/01/2031	100,000	81,027
		663,082
Industrial REITs-0.23%
Prologis L.P.
2.13%, 04/15/2027	55,000	50,090
2.25%, 04/15/2030	92,000	78,370
		128,460
Insurance-6.11%
Aflac, Inc., 3.60%, 04/01/2030	180,000	166,557
Allstate Corp. (The)
3.28%, 12/15/2026	76,000	72,358
1.45%, 12/15/2030(b)	90,000	70,158
American International Group, Inc.
2.50%, 06/30/2025	140,000	132,780
5.13%, 03/27/2033	140,000	137,300
Aon Corp., 2.80%, 05/15/2030	40,000	34,848
Aon Global Ltd., 3.88%, 12/15/2025	40,000	38,790
Brighthouse Financial, Inc.
3.70%, 06/22/2027	77,000	70,976
5.63%, 05/15/2030(b)	90,000	84,871
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	20,604
2.38%, 03/15/2031	20,000	16,125
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	105,000	102,455
1.38%, 09/15/2030	145,000	115,603
CNA Financial Corp.
3.95%, 05/15/2024	57,000	55,879
3.90%, 05/01/2029	43,000	40,243
CNO Financial Group, Inc.
5.25%, 05/30/2025	70,000	69,330
5.25%, 05/30/2029	18,000	17,066
Fidelity National Financial, Inc., 3.40%, 06/15/2030	110,000	95,440
First American Financial Corp., 2.40%, 08/15/2031	110,000	84,313
Globe Life, Inc., 4.55%, 09/15/2028	76,000	73,977
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	144,000	125,597
Lincoln National Corp.
3.80%, 03/01/2028	76,000	69,296
3.40%, 01/15/2031	110,000	90,923
Loews Corp.
3.75%, 04/01/2026	38,000	37,172
3.20%, 05/15/2030	40,000	35,711
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	104,000	102,668
4.38%, 03/15/2029	78,000	76,204
MetLife, Inc.
3.60%, 04/10/2024	119,000	117,198
4.55%, 03/23/2030	150,000	147,918
Old Republic International Corp., 3.88%, 08/26/2026	129,000	123,021
Primerica, Inc., 2.80%, 11/19/2031	60,000	49,799

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Principal Financial Group, Inc., 3.70%, 05/15/2029	$192,000	$178,154
Progressive Corp. (The)
2.45%, 01/15/2027	83,000	77,035
4.00%, 03/01/2029	75,000	72,414
Prudential Financial, Inc.
1.50%, 03/10/2026	170,000	156,247
2.10%, 03/10/2030(b)	170,000	144,699
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	99,000	91,638
Travelers Property Casualty Corp., 6.38%, 03/15/2033	160,000	179,598
Willis North America, Inc.
3.60%, 05/15/2024	32,000	31,262
2.95%, 09/15/2029	80,000	69,014
		3,475,241
Interactive Media & Services-0.82%
Alphabet, Inc.
2.00%, 08/15/2026(b)	247,000	231,239
1.10%, 08/15/2030(b)	285,000	232,866
		464,105
IT Services-0.86%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	41,716
DXC Technology Co.
1.80%, 09/15/2026	34,000	29,864
2.38%, 09/15/2028	33,000	27,661
International Business Machines Corp.
3.00%, 05/15/2024	152,000	148,530
3.50%, 05/15/2029	160,000	149,598
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	30,000	25,683
3.15%, 10/15/2031	55,000	40,593
VeriSign, Inc.
5.25%, 04/01/2025	10,000	9,953
2.70%, 06/15/2031	20,000	16,676
		490,274
Leisure Products-0.25%
Brunswick Corp., 2.40%, 08/18/2031	120,000	90,844
Hasbro, Inc.
3.55%, 11/19/2026	30,000	28,246
3.90%, 11/19/2029	28,000	25,570
		144,660
Life Sciences Tools & Services-0.82%
Agilent Technologies, Inc., 2.30%, 03/12/2031	70,000	57,966
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	80,000	70,301
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,570
2.55%, 03/23/2031(b)	50,000	41,830
Revvity, Inc., 3.30%, 09/15/2029	83,000	74,384
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	110,000	112,137
2.00%, 10/15/2031(b)	95,000	77,638
		464,826
Machinery-2.04%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	85,000	82,838
Caterpillar, Inc., 2.60%, 04/09/2030	135,000	120,382
	Principal Amount	Value
Machinery-(continued)
Cummins, Inc.
3.65%, 10/01/2023	$86,000	$85,536
1.50%, 09/01/2030	110,000	89,941
Flowserve Corp., 3.50%, 10/01/2030(b)	85,000	74,030
Fortive Corp., 3.15%, 06/15/2026	48,000	45,512
IDEX Corp., 3.00%, 05/01/2030	40,000	34,540
Illinois Tool Works, Inc., 2.65%, 11/15/2026	123,000	116,602
John Deere Capital Corp.
4.80%, 01/09/2026	100,000	100,661
2.80%, 07/18/2029	75,000	68,301
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	37,795
2.57%, 02/15/2030	40,000	34,621
Parker-Hannifin Corp.
3.25%, 03/01/2027	80,000	75,861
3.25%, 06/14/2029	37,000	33,944
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	35,000	33,412
2.30%, 03/15/2030	40,000	32,875
Wabtec Corp., 3.45%, 11/15/2026	50,000	47,142
Xylem, Inc.
3.25%, 11/01/2026(b)	25,000	23,718
2.25%, 01/30/2031	25,000	20,887
		1,158,598
Marine Transportation-0.05%
Kirby Corp., 4.20%, 03/01/2028	33,000	30,935
Media-1.33%
Comcast Corp.
3.95%, 10/15/2025	180,000	176,986
4.15%, 10/15/2028	162,000	158,087
Fox Corp.
4.03%, 01/25/2024	35,000	34,618
4.71%, 01/25/2029	55,000	53,634
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	95,000	92,442
Omnicom Group, Inc., 2.60%, 08/01/2031	70,000	58,446
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	38,000	36,684
Paramount Global
4.00%, 01/15/2026	80,000	75,877
4.95%, 01/15/2031	80,000	71,793
		758,567
Metals & Mining-0.81%
Newmont Corp., 2.25%, 10/01/2030	180,000	149,316
Nucor Corp.
3.95%, 05/01/2028	89,000	85,314
3.13%, 04/01/2032	90,000	78,578
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	95,000	77,709
Steel Dynamics, Inc., 3.45%, 04/15/2030	81,000	72,137
		463,054
Multi-Utilities-1.64%
Ameren Corp.
1.95%, 03/15/2027	60,000	53,741
3.50%, 01/15/2031	60,000	53,619
Black Hills Corp., 4.25%, 11/30/2023	63,000	62,445
CenterPoint Energy, Inc.
1.45%, 06/01/2026	70,000	62,951
2.65%, 06/01/2031	40,000	33,632

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Consumers Energy Co., 4.63%, 05/15/2033	$100,000	$98,671
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	75,000	67,226
DTE Electric Co., Series C, 2.63%, 03/01/2031	70,000	60,062
DTE Energy Co., Series F, 1.05%, 06/01/2025	60,000	55,198
NiSource, Inc.
0.95%, 08/15/2025	30,000	27,377
3.60%, 05/01/2030	30,000	27,349
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	70,000	67,973
2.45%, 11/15/2031	85,000	69,000
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	90,000	72,752
Sempra Energy, 3.40%, 02/01/2028(b)	71,000	66,141
WEC Energy Group, Inc., 0.55%, 09/15/2023	58,000	57,133
		935,270
Office REITs-0.37%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	26,974
2.00%, 05/18/2032	60,000	45,620
Boston Properties L.P.
3.65%, 02/01/2026	30,000	27,802
3.25%, 01/30/2031	65,000	52,099
Kilroy Realty L.P., 3.05%, 02/15/2030	78,000	59,738
		212,233
Oil, Gas & Consumable Fuels-5.30%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	25,000	24,807
3.70%, 11/15/2029(b)	25,000	22,812
Chevron Corp.
2.95%, 05/16/2026	217,000	208,438
2.24%, 05/11/2030(b)	255,000	223,368
ConocoPhillips Co., 6.95%, 04/15/2029	150,000	166,962
Devon Energy Corp., 7.88%, 09/30/2031	70,000	79,804
Diamondback Energy, Inc.
3.25%, 12/01/2026	40,000	38,150
3.50%, 12/01/2029	25,000	22,603
EOG Resources, Inc.
4.15%, 01/15/2026	60,000	59,363
4.38%, 04/15/2030	80,000	78,917
Exxon Mobil Corp.
3.04%, 03/01/2026(b)	231,000	222,923
2.61%, 10/15/2030	295,000	260,184
Hess Corp.
4.30%, 04/01/2027(b)	50,000	48,460
7.30%, 08/15/2031	60,000	65,895
HF Sinclair Corp., 5.88%, 04/01/2026	100,000	100,546
Kinder Morgan, Inc.
4.30%, 03/01/2028	65,000	62,856
5.20%, 06/01/2033	90,000	86,967
Marathon Oil Corp.
4.40%, 07/15/2027(b)	58,000	55,867
6.80%, 03/15/2032	35,000	36,489
Marathon Petroleum Corp., 4.70%, 05/01/2025	205,000	202,443
ONEOK, Inc.
5.85%, 01/15/2026	50,000	50,595
4.55%, 07/15/2028	101,000	97,191
Ovintiv, Inc., 7.38%, 11/01/2031	50,000	53,407
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66
3.90%, 03/15/2028	$114,000	$109,428
2.15%, 12/15/2030	110,000	89,898
Pioneer Natural Resources Co.
1.13%, 01/15/2026	35,000	31,685
1.90%, 08/15/2030	60,000	48,783
Targa Resources Corp., 5.20%, 07/01/2027	30,000	29,631
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	40,000	38,493
Valero Energy Corp., 2.15%, 09/15/2027	260,000	232,879
Williams Cos., Inc. (The)
3.75%, 06/15/2027	85,000	81,013
2.60%, 03/15/2031	105,000	86,920
		3,017,777
Passenger Airlines-0.16%
Southwest Airlines Co.
5.13%, 06/15/2027	40,000	39,838
2.63%, 02/10/2030	60,000	50,686
		90,524
Personal Care Products-0.13%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	38,392
2.38%, 12/01/2029	43,000	37,524
		75,916
Pharmaceuticals-2.88%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	100,000	97,666
3.40%, 07/26/2029	139,000	130,914
Eli Lilly and Co.
2.75%, 06/01/2025	115,000	111,023
3.38%, 03/15/2029	106,000	100,715
Johnson & Johnson
2.45%, 03/01/2026	218,000	207,875
1.30%, 09/01/2030	210,000	173,925
Merck & Co., Inc.
2.75%, 02/10/2025	129,000	125,181
3.40%, 03/07/2029	155,000	147,836
Pfizer, Inc.
3.00%, 12/15/2026	173,000	165,272
3.45%, 03/15/2029	165,000	157,137
Royalty Pharma PLC
1.20%, 09/02/2025	40,000	36,167
2.20%, 09/02/2030	40,000	32,297
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	33,000	31,386
Viatris, Inc., 2.70%, 06/22/2030	50,000	40,209
Zoetis, Inc.
3.00%, 09/12/2027	30,000	28,233
2.00%, 05/15/2030	60,000	50,139
		1,635,975
Professional Services-0.54%
Automatic Data Processing, Inc.
3.38%, 09/15/2025	101,000	98,363
1.25%, 09/01/2030	110,000	89,849
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	23,877
2.60%, 05/01/2031	30,000	24,627
Equifax, Inc.
2.60%, 12/01/2024	18,000	17,206
2.35%, 09/15/2031	20,000	15,968

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Professional Services-(continued)
Verisk Analytics, Inc.
4.00%, 06/15/2025	$20,000	$19,511
4.13%, 03/15/2029	20,000	19,206
		308,607
Real Estate Management & Development-0.28%
CBRE Services, Inc.
4.88%, 03/01/2026	80,000	78,620
2.50%, 04/01/2031	100,000	81,106
		159,726
Residential REITs-1.03%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	28,000	26,292
3.63%, 04/15/2032	30,000	25,967
AvalonBay Communities, Inc.
3.45%, 06/01/2025	70,000	67,685
2.30%, 03/01/2030	35,000	29,663
Camden Property Trust, 2.80%, 05/15/2030	60,000	52,034
ERP Operating L.P.
2.85%, 11/01/2026	38,000	35,296
2.50%, 02/15/2030	40,000	34,263
Essex Portfolio L.P.
3.50%, 04/01/2025	40,000	38,417
3.00%, 01/15/2030	30,000	25,809
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	65,000	49,613
Mid-America Apartments L.P.
3.60%, 06/01/2027	40,000	38,204
3.95%, 03/15/2029	50,000	47,875
Sun Communities Operating L.P., 2.70%, 07/15/2031	75,000	59,284
UDR, Inc., 3.20%, 01/15/2030	60,000	52,946
		583,348
Retail REITs-0.97%
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	23,075
4.13%, 05/15/2029	20,000	18,147
Federal Realty Investment Trust, 3.95%, 01/15/2024	65,000	64,301
Kimco Realty OP LLC
2.80%, 10/01/2026	60,000	55,173
4.60%, 02/01/2033	30,000	27,801
Realty Income Corp.
4.13%, 10/15/2026	30,000	29,282
3.25%, 01/15/2031	70,000	61,350
Regency Centers L.P.
3.60%, 02/01/2027	22,000	20,916
3.70%, 06/15/2030	40,000	36,068
Simon Property Group L.P.
2.00%, 09/13/2024	76,000	72,596
2.45%, 09/13/2029	96,000	81,895
Spirit Realty L.P., 3.40%, 01/15/2030	73,000	62,042
		552,646
Semiconductors & Semiconductor Equipment-3.36%
Analog Devices, Inc., 3.50%, 12/05/2026	140,000	135,979
Applied Materials, Inc.
3.30%, 04/01/2027	75,000	72,240
1.75%, 06/01/2030	110,000	91,831
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	123,000	118,308
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Broadcom, Inc., 2.45%, 02/15/2031(c)	$160,000	$129,280
Intel Corp.
3.70%, 07/29/2025	155,000	151,653
2.45%, 11/15/2029	182,000	157,893
KLA Corp.
4.65%, 11/01/2024	43,000	42,687
4.65%, 07/15/2032	50,000	49,999
Lam Research Corp.
3.75%, 03/15/2026	85,000	83,219
4.00%, 03/15/2029	83,000	80,833
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	18,080
2.95%, 04/15/2031	20,000	16,777
Micron Technology, Inc.
4.19%, 02/15/2027	91,000	87,718
4.66%, 02/15/2030	90,000	85,079
NVIDIA Corp.
3.20%, 09/16/2026	62,000	60,110
2.85%, 04/01/2030	72,000	65,854
QUALCOMM, Inc.
3.25%, 05/20/2027	118,000	113,288
1.65%, 05/20/2032	115,000	90,251
Texas Instruments, Inc.
1.38%, 03/12/2025	95,000	89,745
2.25%, 09/04/2029	96,000	84,939
Xilinx, Inc.
2.95%, 06/01/2024	60,000	58,559
2.38%, 06/01/2030	30,000	25,979
		1,910,301
Software-2.78%
Adobe, Inc.
3.25%, 02/01/2025	63,000	61,591
2.30%, 02/01/2030	40,000	35,286
Autodesk, Inc.
3.50%, 06/15/2027	23,000	22,058
2.85%, 01/15/2030	40,000	35,432
Fortinet, Inc.
1.00%, 03/15/2026	16,000	14,396
2.20%, 03/15/2031	16,000	13,106
Intuit, Inc.
0.95%, 07/15/2025	90,000	82,731
1.65%, 07/15/2030	80,000	64,726
Microsoft Corp., 3.30%, 02/06/2027(b)	495,000	484,287
Oracle Corp.
2.50%, 04/01/2025	135,000	128,758
2.88%, 03/25/2031	170,000	144,606
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	27,362
1.75%, 02/15/2031	30,000	23,761
Salesforce, Inc.
3.70%, 04/11/2028	92,000	89,735
1.95%, 07/15/2031	110,000	91,261
ServiceNow, Inc., 1.40%, 09/01/2030	65,000	51,751
VMware, Inc.
3.90%, 08/21/2027	63,000	59,977
2.20%, 08/15/2031	95,000	74,698
Workday, Inc.
3.50%, 04/01/2027	40,000	38,216
3.80%, 04/01/2032	40,000	36,087
		1,579,825

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Specialized REITs-1.29%
American Tower Corp.
3.38%, 10/15/2026	$90,000	$84,882
3.80%, 08/15/2029	63,000	58,155
Crown Castle, Inc.
3.65%, 09/01/2027	86,000	80,940
2.25%, 01/15/2031(b)	80,000	65,660
EPR Properties, 3.75%, 08/15/2029	40,000	31,766
Equinix, Inc.
2.63%, 11/18/2024	40,000	38,319
3.20%, 11/18/2029	40,000	35,173
Extra Space Storage L.P.
5.70%, 04/01/2028	30,000	30,437
2.35%, 03/15/2032	75,000	58,944
LifeStorage L.P., 3.50%, 07/01/2026	80,000	76,129
Public Storage
1.85%, 05/01/2028	40,000	34,955
2.30%, 05/01/2031	60,000	50,336
Weyerhaeuser Co., 7.38%, 03/15/2032	80,000	89,797
		735,493
Specialty Retail-2.62%
AutoNation, Inc., 3.85%, 03/01/2032(b)	115,000	97,273
AutoZone, Inc.
3.13%, 07/15/2023	36,000	35,883
4.00%, 04/15/2030(b)	35,000	32,655
Best Buy Co., Inc., 1.95%, 10/01/2030	150,000	120,642
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	61,000	62,455
5.30%, 10/01/2029	105,000	104,661
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	100,000	80,958
Home Depot, Inc. (The)
3.00%, 04/01/2026	160,000	154,499
2.95%, 06/15/2029	203,000	186,835
Leidos, Inc.
3.63%, 05/15/2025	30,000	28,979
2.30%, 02/15/2031	30,000	23,445
Lowe’s Cos., Inc.
2.50%, 04/15/2026	109,000	102,762
2.63%, 04/01/2031	130,000	109,947
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	29,000	27,701
4.70%, 06/15/2032(b)	30,000	29,251
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	36,605
1.88%, 04/15/2031	40,000	31,805
TJX Cos., Inc. (The)
2.25%, 09/15/2026	90,000	83,905
1.60%, 05/15/2031(b)	70,000	57,208
Tractor Supply Co., 1.75%, 11/01/2030	105,000	83,010
		1,490,479
Technology Hardware, Storage & Peripherals-1.67%
Apple, Inc.
3.25%, 02/23/2026(b)	310,000	301,560
1.65%, 02/08/2031(b)	320,000	267,086
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	118,000	117,270
HP, Inc.
3.00%, 06/17/2027	125,000	115,579
4.20%, 04/15/2032	90,000	80,531
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
NetApp, Inc.
1.88%, 06/22/2025	$25,000	$23,319
2.70%, 06/22/2030(b)	55,000	46,741
		952,086
Textiles, Apparel & Luxury Goods-0.65%
NIKE, Inc.
2.40%, 03/27/2025	75,000	72,221
2.85%, 03/27/2030	90,000	82,152
Ralph Lauren Corp., 2.95%, 06/15/2030	50,000	44,287
Tapestry, Inc., 3.05%, 03/15/2032	95,000	76,520
VF Corp.
2.40%, 04/23/2025	35,000	32,955
2.95%, 04/23/2030	75,000	61,976
		370,111
Tobacco-0.84%
Altria Group, Inc.
4.40%, 02/14/2026(b)	110,000	108,821
4.80%, 02/14/2029	130,000	127,210
Philip Morris International, Inc.
5.13%, 11/17/2027	125,000	126,362
5.75%, 11/17/2032	110,000	112,853
		475,246
Trading Companies & Distributors-0.17%
WW Grainger, Inc., 1.85%, 02/15/2025	102,000	97,158
Water Utilities-0.23%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	31,165
4.45%, 06/01/2032	40,000	38,916
Essential Utilities, Inc., 2.70%, 04/15/2030	70,000	60,023
		130,104
Wireless Telecommunication Services-0.45%
T-Mobile USA, Inc.
3.75%, 04/15/2027	145,000	137,789
3.88%, 04/15/2030	130,000	120,658
		258,447
Total U.S. Dollar Denominated Bonds & Notes (Cost $58,950,824)		56,434,966
	Shares
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $175,144)	175,144	175,144
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.50% (Cost $59,125,968)		56,610,110
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.35%
Invesco Private Government Fund, 5.10%(d)(e)(f)	1,330,667	1,330,667

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	3,422,658	$3,422,316
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,753,416)		4,752,983
TOTAL INVESTMENTS IN SECURITIES-107.85% (Cost $63,879,384)		61,363,093
OTHER ASSETS LESS LIABILITIES-(7.85)%		(4,467,401)
NET ASSETS-100.00%		$56,895,692

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$422	$1,794,754	$(1,620,032)	$-	$-	$175,144	$2,319
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,441,129	6,409,982	(6,520,444)	-	-	1,330,667	45,545*
Invesco Private Prime Fund	3,705,760	15,124,021	(15,407,181)	(728)	444	3,422,316	123,727*
Total	$5,147,311	$23,328,757	$(23,547,657)	$(728)	$444	$4,928,127	$171,591

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.05%
Alabama-0.89%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$3,243,122
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,222,541
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,072,706
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	5,000	5,115,669
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,473,160
				19,127,198
Arizona-1.84%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2042	65	65,569
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	1,524,499
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	906,127
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,736,476
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	1,000	964,174
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,522,886
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,503,956
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	956,921
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	6,250	4,474,282
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,362,288
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,003,963
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,033,947
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,229,339
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,000	4,185,381
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	1,000	1,094,559
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,432,279
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,854,490
				39,851,136
Arkansas-0.35%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	5,400,286
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,090,137
				7,490,423
California-15.61%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	4,817,122
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,481,564
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,195,446
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,055,364
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,095,322
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,140,178
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,010,708
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,307,576
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,071,922
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	4,937,376
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	1,250	1,394,764
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,500	6,108,843
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,500	1,676,896
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,025	1,152,675
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	5,899,386
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,691,926
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,000	970,433
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,434,223
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	2,907,858
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,313,532
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	$3,500	$3,885,863
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,502,336
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,138,284
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,070,899
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,763,783
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,755,228
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,551,087
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	980,465
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,305,693
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,127,258
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,801,654
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,521,754
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	449,253
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	2,662,420
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	6,426,781
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,310	2,429,738
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,463,274
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	6,240,664
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	2,736,458
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,007,779
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	9,972,444
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	6,827,225
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	2,913,670
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	960,186
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,027,425
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,540,459
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,591,473
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,813,954
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,375,712
Los Angeles (City of), CA Department of Airports, Series 2022 B, RB	4.00%	05/15/2048	5,000	4,860,706
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,550,286
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	1,000	1,111,924
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,102,148
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,364,767
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,000	2,200,806
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,296,467
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,019,773
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	11,803,179
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,839,252
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,015,525
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,008,006
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,003,944
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	994,359
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,662,775
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,000	4,876,589
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	5,594,979
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	2,913,670
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,083,306
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	1,969,922
Mountain View Whisman School District (Santa Clara County) CA, Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,832,713
Napa Valley Unified School District, Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	2,952,563
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,754,919
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,458,632
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,833,871
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	$5,000	$5,270,497
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	7,271,377
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,115,350
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,000	1,111,214
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,452,290
Regents of the University of California Medical Center (University of California Medical Center), Series 2022 P, RB	4.00%	05/15/2043	1,000	987,752
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,486,542
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,327,820
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,606,536
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	10/15/2052	1,115	1,244,442
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	6,892,192
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	4,887,122
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	4,392,688
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	14,011,487
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5,000	5,574,619
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,020,302
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	974,584
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,121,712
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,629,894
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,353,958
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,552,243
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,000	1,114,437
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,000	1,116,128
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	3,901,272
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,052,398
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,016,726
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,895,102
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,500	4,925,771
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,000	2,268,511
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,000	2,255,739
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,000	2,250,214
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,607,800
				337,300,133
Colorado-3.32%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,085,932
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	4,500	4,260,681
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	15,000	14,148,837
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	11,000	7,979,949
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,500	1,601,157
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,000	1,040,174
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	677,199
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	670,216
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,028,661
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	771,046
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	965,419
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,236,377
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,276,931
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	1,945,443
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,000	1,110,887
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	1,000	1,104,487
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	2,743,130
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,205,713
Public Authority for Colorado Energy, Series 2008, RB	6.50%	11/15/2038	1,355	1,586,511
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	1,000	979,662
Weld County School District No. Re-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,813,284
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	$5,000	$5,599,566
Weld County School District No. Re-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	3,918,647
				71,749,909
Connecticut-1.13%
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	4,281,401
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,251,865
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	849,818
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2038	1,000	865,118
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	848,397
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	1,000	1,016,292
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	1,000	1,006,604
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	1,000	998,738
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,092,859
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2038	1,200	1,220,103
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,208,368
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	1,000	999,557
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	274,471
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2038	1,000	1,125,580
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2039	500	559,892
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	1,000	1,135,770
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	1,000	1,109,267
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	1,000	1,126,671
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,533,457
				24,504,228
District of Columbia-0.93%
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,154,790
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	3,800	4,025,234
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	728,872
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,078,105
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,087,097
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,000	1,103,982
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,000	1,100,386
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,010	1,112,955
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2037	1,000	1,132,708
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,565,789
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	2,500	2,705,199
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	200	204,134
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	126,526
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	213,700
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	110,380
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	162,642
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	197,274
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,125	1,082,885
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	1,125	1,226,354
				20,119,012
Florida-3.28%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	500	499,314
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	954,832
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2038	500	506,614
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	500	502,761
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,129,997
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,051,522
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,536,501
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,225,722
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,500	2,356,485
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,827,012
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,055,017
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	$2,000	$2,006,775
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,729,545
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	1,960,752
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	2,000	1,388,440
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	1,746,831
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	4,002,615
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	4,042,948
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	150	149,574
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	147,980
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	196,169
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	200	195,808
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	202,799
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	168,962
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	200	190,896
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	236,347
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	282,367
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,000	1,045,875
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	6,056,057
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,248,483
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,469,144
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	700,682
Pasco (City of), FL, Series 2023, RB, (INS - AGM)(a)	5.00%	09/01/2048	500	521,894
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,065,909
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,163,859
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,766,944
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,650,324
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	1,000	1,088,883
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,296,773
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,279,519
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.25%	10/01/2047	1,400	1,560,667
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	1,500	1,639,474
				70,849,072
Georgia-2.38%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,231,539
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	1,000	1,140,330
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	1,000	1,131,875
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,126,834
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,123,016
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	1,000	1,118,646
Burke (County of), GA Development Authority (Georgia Transmission Corporation Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,336,293
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	874,892
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,000	911,208
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,000	1,124,046
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,000	1,118,601
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	928,949
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,117,743
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	2,000	1,252,874
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	2,000	1,436,393
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,618,929
Georgia (State of), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2038	1,000	1,033,536
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,022,658
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	2,305	2,378,032
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	$4,500	$4,642,579
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	2,951,244
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2055	2,000	2,086,741
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2064	5,000	5,208,924
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,000	979,008
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,000	975,430
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	2,950,875
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,500	1,484,969
				51,306,164
Hawaii-0.40%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,084,998
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,597,728
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,989,032
				8,671,758
Idaho-0.09%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,765	1,918,321
Illinois-5.02%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	2,575,483
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,571,642
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	1,969,600
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,554,505
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	1,000	1,082,422
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	11/01/2048	1,000	1,086,017
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2053	1,500	1,620,768
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2039	250	272,968
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2039	250	270,519
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2040	200	215,334
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	237,688
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	262,671
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,261,962
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	6,375	6,016,817
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,092,877
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(b)	7.00%	12/01/2042	5,000	5,414,355
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	1,000	1,086,756
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,023,408
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	1,000	1,030,281
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	1,115	1,146,958
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	2,500	1,788,097
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,638,155
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,000	1,037,167
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,000	2,191,690
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,623,090
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	250	270,381
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	250	268,563
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	267,206
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	200	213,446
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,000	1,083,045
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	1,395	1,342,656
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,154,922
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,287,715
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,284,637
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	743,860
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,265,514
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	935,388
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	2,715,614
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	$4,570	$3,984,000
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	1,175	1,190,240
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	3,000	3,315,520
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,239,520
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,145,908
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,000	1,018,862
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,237,180
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	4,371,691
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	2,658,920
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,000	1,072,414
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	1,500	1,640,394
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,500	1,663,408
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,000	1,083,546
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,000	2,197,233
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,412,352
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	962,821
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	476,299
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	1,939,882
Sales Tax Securitization Corp. (Social Bonds), Series 2023 A, Ref. RB	4.00%	01/01/2042	6,000	5,821,244
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2040	3,000	3,053,913
				108,389,524
Indiana-0.84%
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,630,106
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,054,662
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,291,135
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	6,819,567
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,281,713
				18,077,183
Kansas-0.32%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,500	1,623,080
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	1,250	1,334,434
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	4.00%	09/01/2052	1,500	1,426,173
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,019,167
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,519,419
				6,922,273
Kentucky-0.12%
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	1,000	1,022,668
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2047	470	469,970
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	1,015	1,065,900
				2,558,538
Louisiana-1.01%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2042	2,000	2,051,519
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,044,571
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,857,637
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,559,576
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,355,441
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,500	4,751,037
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,000	1,070,128
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	$1,000	$1,050,051
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,132,167
				21,872,127
Maine-0.39%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2020 A, RB	4.00%	07/01/2045	2,000	1,864,663
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2023	550	550,601
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2024	350	355,636
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2029	500	482,375
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2030	425	472,216
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	330	319,100
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	4,082,409
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	292,294
				8,419,294
Maryland-0.74%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	949,116
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	465,477
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,829,015
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	641,383
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,000	954,161
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	1,000	955,836
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,089,004
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,081,904
				15,965,896
Massachusetts-5.07%
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,033,775
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,864,909
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,412,873
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,273,325
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,456,900
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,812,222
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,293,940
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,714,308
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,758,224
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,082,345
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	1,000	1,100,955
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	998,722
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	17,320	18,964,676
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,381,283
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,066,964
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,861,233
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	1,000	1,047,747
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2052	1,500	1,561,170
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	876,274
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,500	4,633,696
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,739,034
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,040,166
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,500	1,663,211
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,016,157
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	$3,500	$2,719,492
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	1,500	1,413,449
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,075	3,193,856
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	5,309,927
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,319,135
				109,609,968
Michigan-0.93%
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	1,000	1,053,446
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	1,045	1,037,088
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,080,023
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	960,120
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	3.00%	12/01/2049	2,440	1,770,089
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,039,423
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,099,786
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,322,569
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	5,000	5,444,891
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,664,196
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	510,527
				19,982,158
Minnesota-0.18%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,033,284
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,006,698
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	903,138
				3,943,120
Missouri-0.80%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,014,557
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,204,723
Metropolitan St. Louis Sewer District, Series 2016 C, RB(c)	5.00%	05/01/2046	1,000	1,039,067
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	785,803
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,846,391
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,500	1,413,150
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	4,536,395
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,532,635
				17,372,721
Montana-0.11%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,297,603
Nebraska-0.36%
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	1,000	970,155
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,057,248
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	1,000	1,080,164
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,805	1,806,290
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,371,557
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	466,630
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	924,069
				7,676,113
Nevada-0.09%
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,075,384
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,000	965,759
				2,041,143
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-0.19%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	$1,000	$968,908
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	2,210	1,647,829
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	2,200	1,557,899
				4,174,636
New Jersey-3.25%
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,377,045
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,623,150
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	1,000	939,411
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	1,000	928,701
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,037,122
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	695,060
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,444,663
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	750	561,048
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,125	801,892
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,027,043
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	1,000	964,614
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,023,175
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	1,000	981,223
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2038	1,000	1,061,874
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	970,439
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,060,747
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	960,008
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,059,536
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	938,927
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,049,994
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	744,540
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	928,701
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,042,919
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2038	1,500	1,471,835
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	1,000	970,439
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,000	960,008
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,195,906
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	955,059
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	375	400,512
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	500	542,932
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	500	533,380
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2046	750	705,149
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	200	215,634
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	300	316,503
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB(d)	5.25%	06/15/2041	1,000	1,093,948
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB(d)	5.00%	06/15/2039	1,000	1,077,170
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,059,286
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,000	4,959,076
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	5,450	5,211,276
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	1,500	1,656,121
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,520,152
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	5,400	5,900,524
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,833,287
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	$3,500	$3,849,322
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2038	2,500	2,596,614
				70,245,965
New York-22.45%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,318,029
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,476,982
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,712,954
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	991,903
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,500	1,566,278
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,212,267
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,374,721
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,055,098
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	6,690	6,690,631
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,000	952,464
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	951,219
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,601,295
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,617,959
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	4,786,133
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	1,000	1,012,379
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,196,451
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,350	2,430,301
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	1,887,916
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	1,999,919
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,360,943
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	1,500	1,517,068
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,564,645
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	2,000,630
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,935,918
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,508,297
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,184,781
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	7,049,336
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	1,000	1,001,977
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	6,805,136
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,345	3,588,286
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	570,565
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	500	567,654
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	500	565,350
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	500	562,779
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	250	280,951
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,500,734
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2039	1,000	1,135,762
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,500	1,693,995
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,000	3,378,797
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,500	1,674,559
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	2.00%	01/01/2038	1,500	1,066,609
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2039	1,250	1,052,848
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2040	1,750	1,449,874
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	5,000	3,841,208
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	3,718,809
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB(c)(e)	5.00%	06/15/2023	500	500,275
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	5,372,716
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	748,184
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	$2,000	$1,949,512
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,000	1,069,446
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,000	1,000,022
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,225,573
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,866,426
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	9,961,253
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,000	1,088,686
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,574,601
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	5,000	4,978,256
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	5,000	5,462,499
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,500	2,809,344
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,444,644
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,547,057
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,388,735
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,060,074
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	4,984,759
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	3,026,926
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,401,518
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	5,000	5,050,029
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	1,000	1,009,222
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	1,003,491
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	997,028
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	993,870
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,484,467
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	989,173
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	978,862
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,943,675
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	2,000	1,222,718
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	1,125	841,438
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	1,160	1,289,956
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	1,000	1,119,531
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	1,000	1,091,667
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,500	1,460,249
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	3,000	3,030,727
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	3,000	3,011,638
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	2,991,083
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	2,981,610
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	2,968,933
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,000	2,174,876
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,000	2,928,758
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,243,158
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	5,000	5,568,436
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	5,000	5,544,574
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	2,000	2,213,212
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	2,000	2,204,503
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,402,023
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,000	2,191,636
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	2,000	2,186,003
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,000	2,220,938
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	1,850	1,838,442
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	1,000	1,137,909
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	1,000	1,132,068
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,000	1,127,444
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,122,283
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,119,682
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	1,000	1,142,949
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,088,872
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,000	1,106,250
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	2,887,854
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,611,678
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	$1,000	$997,019
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	1,000	1,096,028
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,080,767
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,000	3,780,345
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	519,778
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	5,390,535
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	6,973,277
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	772,639
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,890,342
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	5,309,024
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,000	1,014,663
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,450,058
New York (State of) Dormitory Authority (New School (The)), Series 2015, Ref. RB	5.00%	07/01/2045	1,000	1,009,622
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,015,852
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,500	2,686,790
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	1,679,929
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,337,812
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	5,525,407
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,646,601
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	938,328
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,961,777
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,525,501
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	2,979,455
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,791,991
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,446,689
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,115,826
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,000	963,769
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	4,965,253
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,524,141
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,000	1,106,770
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,000	1,085,404
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,000	1,081,647
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,854,385
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,046,043
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,052,632
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,580,519
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	2,000	1,932,561
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	731,017
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,361,755
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,546,166
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,688,932
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	713,390
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,954,552
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,318,585
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	4,858,099
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,462,284
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,000,676
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,031,155
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,083,732
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,495,295
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	1,000	992,583
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	830,682
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	$1,000	$1,076,016
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,000	1,103,926
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	983,031
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	992,583
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	975,904
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,071,145
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,068,953
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,401,706
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,348,635
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	949,907
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,138,295
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	535,847
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,098,055
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,055,158
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,583,541
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,208,429
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,471,713
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,234,243
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,227,736
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,380,589
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	785	849,710
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,590,970
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,403,167
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,586,746
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,219,485
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	5,465,721
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,091,893
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,088,340
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	1,000	1,080,994
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,000	1,080,994
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	9,451,630
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,375	1,495,106
				485,034,081
North Carolina-0.67%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,230,213
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,070,863
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,840,713
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	750	590,498
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	750	725,109
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,379,558
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	776,159
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2041	300	253,166
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2046	300	241,339
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	232,627
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	785,391
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,325	1,366,155
				14,491,791
North Dakota-0.20%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,325	992,378
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	500	358,795
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	4,500	3,073,407
				4,424,580
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-2.35%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	$2,000	$2,030,335
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,020,177
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	916,086
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,499,386
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	10,000	10,987,215
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,422,363
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	600	565,794
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	932,323
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	3,770	2,665,964
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,037,522
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,061,218
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,000,748
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	541,993
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,077,888
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,096,764
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,000	1,080,157
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	7,600	7,720,316
				50,656,249
Oklahoma-0.70%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,539,040
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,660	1,723,886
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,129,253
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,087,730
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,500	2,659,649
				15,139,558
Oregon-1.48%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,625,935
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,535,271
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,214,019
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,599,635
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	2,500	2,575,594
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,682,027
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	7,652,737
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,137,353
				32,022,571
Pennsylvania-3.56%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,764,331
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,765,633
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,000	2,290,201
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	516,261
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	3,110	2,055,896
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	4,539,140
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,043,033
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,844,538
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,546,701
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	1,000	1,080,275
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,069,243
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,049,248
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,527,664
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	898,196
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	260,951
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	10,090	7,227,871
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	8,555	7,857,292
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	$3,500	$3,366,064
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,099,377
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,483,354
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,048,238
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,390,898
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,060,486
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,213,874
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,265,160
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	97,359
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	96,567
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	95,870
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	95,644
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	93,012
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,066,573
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	950,070
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	500	543,694
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	500	541,745
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,580,759
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,515,499
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,996,687
				76,937,404
Rhode Island-0.10%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,049,788
South Carolina-1.09%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,000	1,110,181
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,031,108
South Carolina (State of) Public Service Authority, Series 2013 E, Ref. RB	5.00%	12/01/2048	4,660	4,661,324
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,500	2,515,149
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	1,300	1,323,266
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	481,430
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	849,472
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	471,648
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	519,944
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,292,635
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,000	2,087,594
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	6,600	6,091,405
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,000	1,076,054
				23,511,210
Tennessee-0.80%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,550	1,684,572
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,529,660
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	827,150
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,087,804
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,789,481
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, RB	5.00%	07/01/2040	3,000	3,063,850
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,105,549
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	$2,000	$2,018,214
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,155,094
				17,261,374
Texas-10.29%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,037,532
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,032,962
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,381,387
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	537,327
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	779,237
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,224,961
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,500	1,594,744
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,045,641
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	916,192
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,050,490
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	913,710
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	7,000	6,803,340
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,466,078
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	1,931,389
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,053,394
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	6,000	6,681,586
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,665	1,788,852
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,500	3,800,241
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,376,728
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,000	979,398
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	962,026
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	563,248
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	10,524,397
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	3,969,725
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,000	973,206
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	966,725
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	707,054
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	938,969
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	7,614,761
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,427,867
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,787,215
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,895,632
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,793,439
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	2,000	1,905,942
Hutto (City of), TX, Series 2017, Ctfs. Of Obligation, (INS - AGM)(a)	5.00%	08/01/2057	5,000	5,230,998
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,224,440
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,000	992,304
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	976,585
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,004,550
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,375,678
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	999,927
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	508,970
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,074,998
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,320,966
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,313,402
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	$1,000	$956,706
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,280,336
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	2,000	1,947,509
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,710,043
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(f)	5.00%	07/02/2046	1,000	685,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(f)	5.00%	07/03/2051	1,000	685,000
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(a)	5.00%	04/01/2046	1,250	1,253,804
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	1,847,832
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,198,565
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	2,750	3,067,765
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	4,000	4,445,287
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,500	1,664,397
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,036,189
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,103,083
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,344,263
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,205,663
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,241,437
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,600,701
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	533,388
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,634,202
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,184,910
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,333,780
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	628,333
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	606,819
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,000	1,096,607
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,119,834
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,000	998,040
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,068,578
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	5,000	5,464,157
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	750	765,681
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,500	1,370,338
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	319,629
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	275	261,485
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	397,386
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	2,000	2,057,351
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	2,000	2,056,510
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,055,250
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,510,545
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	3,989,660
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,030,184
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,221,562
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,231,052
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,000	1,064,506
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	2,000	2,252,770
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	5,000	5,465,517
Waller Consolidated Independent School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	02/15/2053	2,000	1,864,018
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,559,209
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,449,086
				222,312,180
Utah-0.56%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	1,000	1,093,748
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,092,225
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,089,683
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	875	951,352
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	$2,000	$2,069,258
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	500	514,682
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,000	3,107,179
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	1,000	1,091,243
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,112,655
				12,122,025
Virginia-0.66%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,439,079
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,000	2,941,505
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,071,364
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,016,383
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,092,633
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,650	1,302,676
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	1,000	1,111,676
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,000	1,104,187
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,069,257
				14,148,760
Washington-2.40%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	4,500	4,673,169
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,421,271
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,000	2,190,955
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	2,000	2,200,326
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,000	1,108,149
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,000	1,104,862
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	993,719
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,029,103
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,070,526
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,150	1,244,011
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	5,257,497
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,103,323
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,000	1,091,687
Washington (State of), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,089,772
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	1,000	1,092,103
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,000	1,086,821
Washington (State of), Series 2023 B, GO Bonds	5.00%	02/01/2040	1,000	1,121,671
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,094,143
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	1,000	1,117,006
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,000	1,108,454
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,000	1,106,741
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	1,000	1,110,886
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,000	1,099,056
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,105,033
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2038	5,000	5,367,307
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	872,992
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,081,272
				51,941,855
Wisconsin-1.10%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,000	901,114
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	$500	$345,571
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	3,028,925
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,283,645
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,272,081
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,510,577
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,000	939,438
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,067,420
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	874,955
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	3,000	2,263,041
Wisconsin (State of) Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2046	3,000	2,632,366
Wisconsin (State of) Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2051	3,000	2,559,897
				23,679,030
TOTAL INVESTMENTS IN SECURITIES(g)-98.05% (Cost $2,299,151,714)				2,118,168,072
OTHER ASSETS LESS LIABILITIES-1.95%				42,148,280
NET ASSETS-100.00%				$2,160,316,352

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $1,370,000, which represented less than 1% of the Fund’s Net Assets.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.81%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.21%
New York-99.21%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	$1,000	$994,970
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	5.00%	11/01/2049	2,500	2,689,940
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	2,000,543
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	772,676
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	991,903
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	476,657
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	469,104
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,013,306
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,080,924
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,008,433
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	826,945
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	479,450
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,032,742
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	471,979
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,239,950
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,029,380
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	500	500,178
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	747,237
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,050,873
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,159,960
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,074,574
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	523,411
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,066,207
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	141,801
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	481,148
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,487,524
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	977,858
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	748,184
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	974,756
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,065,441
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,150,382
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	973,285
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,072,233
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	1,986,887
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,032,653
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,060,057
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,580,353
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	975,706
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	765,168
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	199,674
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,833,776
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	490,896
New York (State of) Dormitory Authority, Series 2023, RB, (INS - AGM)(a)(b)	5.25%	10/01/2050	1,000	1,092,881
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,460,039
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,059,628
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	762,010
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	353,137
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,072,812
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	472,586
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	804,782
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,896,583
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	507,926
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	587,955
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	532,113
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	$1,785	$1,674,916
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	3,813,756
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	1,490	1,388,736
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,018,716
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,484,789
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2041	1,500	1,510,981
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,160,575
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,928,396
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	2,035,088
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	1,000	966,280
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,041,135
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,083,732
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,973,453
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	763,199
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	480,341
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	941,815
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	542,636
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,497,028
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,055,694
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	960,101
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,099,903
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,671,933
TOTAL INVESTMENTS IN SECURITIES(c)-99.21% (Cost $97,455,838)				89,394,779
OTHER ASSETS LESS LIABILITIES-0.79%				707,534
NET ASSETS-100.00%				$90,102,313

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(c)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	11.03%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
May 31, 2023
(Unaudited)
	Shares	Value
Preferred Stocks-98.85%
Automobiles-2.08%
Ford Motor Co.
Pfd., 6.00%(b)	1,463,698	$34,909,197
Pfd., 6.20%(b)	1,374,399	34,085,095
Pfd., 6.50%(b)	1,129,765	27,317,718
		96,312,010
Banks-33.21%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	145,577	2,201,124
Series E, Pfd., 5.88%	176,133	2,839,264
Pfd., 6.63%(c)	591,376	11,709,245
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,858,736	33,122,675
Series QQ, Pfd., 4.25%(b)	2,364,732	43,369,185
Series NN, Pfd., 4.38%	2,184,235	41,041,776
Series SS, Pfd., 4.75%(b)	1,202,414	24,409,004
Series LL, Pfd., 5.00%	2,471,347	52,936,253
Series KK, Pfd., 5.38%(b)	2,786,942	63,570,147
Series HH, Pfd., 5.88%(b)	1,696,460	41,376,659
Series GG, Pfd., 6.00%(b)	2,479,350	61,190,358
Series K, Pfd., 6.45%(c)	761,601	19,154,265
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	336,178	5,362,039
Bank OZK, Series A, Pfd., 4.63%	634,462	9,326,591
Cadence Bank, Series A, Pfd., 5.50%	339,992	6,456,448
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	832,610	15,320,024
Series D, Pfd., 6.35%(c)	369,111	8,009,709
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	258,845	4,721,333
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	449,626	10,094,104
Series A, Pfd., 6.00%(b)	346,054	8,208,401
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	666,295	13,199,304
Series C, Pfd., 5.63%(b)	343,594	6,992,138
First Horizon Corp.
Series F, Pfd., 4.70%(b)	265,258	4,071,710
Series D, Pfd., 6.10%(b)(c)	93,792	1,937,743
Pfd., 6.50%(b)	281,489	5,911,269
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	359,846	5,746,741
Hancock Whitney Corp., Pfd., 6.25%(b)	310,924	6,488,984
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	908,631	16,564,343
Series C, Pfd., 5.70%(b)	340,072	7,433,974
Series J, Pfd., 6.88%(c)	640,856	15,835,552
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	3,689,740	72,798,570
Series JJ, Pfd., 4.55%(b)	2,816,741	57,771,358
Series LL, Pfd., 4.63%	3,422,214	71,010,940
Series GG, Pfd., 4.75%(b)	1,653,223	36,056,794
Series DD, Pfd., 5.75%(b)	3,160,174	78,056,298
Series EE, Pfd., 6.00%(b)	3,438,763	86,175,401
KeyCorp
Series G, Pfd., 5.63%(b)	820,817	14,700,832
Series F, Pfd., 5.65%(b)	785,337	14,921,403
Series E, Pfd., 6.13%(c)	927,589	18,755,850
Pfd., 6.20%(c)	1,132,920	22,273,207
M&T Bank Corp., Series H, Pfd., 5.63%(c)	472,503	10,966,795
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	949,966	20,699,759
	Shares	Value
Banks-(continued)
Old National Bancorp
Series A, Pfd., 7.00%(b)	203,752	$4,586,458
Series C, Pfd., 7.00%(b)	216,874	4,862,315
PacWest Bancorp, Series A, Pfd., 7.75%(c)	934,047	10,975,052
Popular Capital Trust II, Pfd., 6.13%	58,771	1,498,660
Regions Financial Corp.
Series E, Pfd., 4.45%	749,597	12,308,383
Series C, Pfd., 5.70%(c)	928,143	18,377,231
Series B, Pfd., 6.38%(b)(c)	923,494	20,196,814
Synovus Financial Corp., Series E, Pfd., 5.88%(c)	614,944	12,440,317
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	559,406	9,979,803
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,707,556	34,304,800
Series O, Pfd., 5.25%(b)	1,054,079	23,832,726
U.S. Bancorp
Series L, Pfd., 3.75%(b)	909,425	15,005,512
Series M, Pfd., 4.00%(b)	1,373,182	23,962,026
Series O, Pfd., 4.50%(b)	751,735	14,516,003
Series K, Pfd., 5.50%(b)	1,142,101	25,959,956
Valley National Bancorp, Series A, Pfd., 6.25%(b)(c)	211,808	3,613,444
Washington Federal, Inc., Series A, Pfd., 4.88%	527,895	7,643,920
Webster Financial Corp., Series F, Pfd., 5.25%(b)	280,193	5,068,691
Wells Fargo & Co.
Series DD, Pfd., 4.25%	2,248,101	38,037,869
Series CC, Pfd., 4.38%	1,908,592	32,923,212
Series AA, Pfd., 4.70%	2,205,463	40,646,683
Series Z, Pfd., 4.75%(b)	3,814,775	72,251,838
Series Y, Pfd., 5.63%(b)	1,216,538	27,591,082
Series R, Pfd., 6.63%(b)(c)	67,176	1,674,698
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	556,877	7,345,208
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	222,779	5,003,616
Series E, Pfd., 6.88%(c)	522,333	12,180,806
		1,539,574,692
Broadline Retail-0.48%
Qurate Retail, Inc., Pfd., 8.00%(b)	283,907	9,246,851
QVC, Inc.
Pfd., 6.25%	912,556	8,943,049
Pfd., 6.38%	402,798	3,899,085
		22,088,985
Capital Markets-9.51%
Affiliated Managers Group, Inc.
Pfd., 4.20%	366,372	6,052,466
Pfd., 4.75%	506,292	9,229,703
Pfd., 5.88%(b)	547,594	12,266,106
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%	504,094	11,997,437
Series B, Pfd., 6.38%(b)	549,013	13,192,782
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	426,585	6,710,182
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	729,013	12,050,585
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,143,844	22,693,865
Series D, Pfd., 5.95%(b)	1,385,235	34,686,284
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The), Series K, Pfd., 6.38%(b)(c)	532,424	$13,012,443
Morgan Stanley
Series O, Pfd., 4.25%	2,378,682	44,457,567
Series L, Pfd., 4.88%(b)	994,384	21,985,830
Series K, Pfd., 5.85%(c)	1,870,667	44,690,235
Series I, Pfd., 6.38%(c)	1,893,969	46,781,034
Series P, Pfd., 6.50%(b)	1,887,602	49,304,164
Northern Trust Corp., Series E, Pfd., 4.70%(b)	744,482	15,380,998
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	429,251	9,555,127
Series A, Pfd., 6.63%	344,457	7,529,830
Prospect Capital Corp., Series A, Pfd., 5.35%	295,082	4,535,410
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	886,894	21,241,111
Series D, Pfd., 5.90%(b)(c)	39,265	970,631
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	561,392	8,768,943
Pfd., 5.20%	419,249	8,816,807
Series C, Pfd., 6.13%(b)	396,024	9,247,160
Series B, Pfd., 6.25%(b)	246,154	5,828,927
		440,985,627
Chemicals-0.15%
EIDP, Inc., Series B, Pfd., 4.50%(b)	81,534	7,093,458
Commercial Services & Supplies-0.27%
Pitney Bowes, Inc., Pfd., 6.70%(b)	787,639	12,617,977
Consumer Finance-3.73%
Capital One Financial Corp.
Series N, Pfd., 4.25%	787,367	13,164,776
Series L, Pfd., 4.38%	1,271,926	21,546,426
Series K, Pfd., 4.63%(b)	222,453	3,964,113
Series J, Pfd., 4.80%(b)	2,313,863	43,338,654
Series I, Pfd., 5.00%(b)	2,794,890	55,087,282
Navient Corp., Pfd., 6.00%(b)	591,140	11,675,015
Synchrony Financial, Series A, Pfd., 5.63%	1,404,721	23,950,493
		172,726,759
Diversified REITs-0.22%
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	219,834	4,198,829
Series A, Pfd., 7.25%(b)	315,118	5,880,102
		10,078,931
Diversified Telecommunication Services-5.51%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	3,239,186	68,476,392
Series A, Pfd., 5.00%	2,221,126	49,286,786
Pfd., 5.35%(b)	2,437,149	58,174,747
Pfd., 5.63%(b)	1,520,795	38,308,826
Qwest Corp.
Pfd., 6.50%(b)	1,803,612	23,988,039
Pfd., 6.75%(b)	1,215,280	17,329,893
		255,564,683
Electric Utilities-7.26%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)	539,532	9,258,369
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)(b)	451,905	8,043,909
Duke Energy Corp.
Pfd., 5.63%(b)	922,292	23,214,090
Series A, Pfd., 5.75%	1,853,523	47,079,484
	Shares	Value
Electric Utilities-(continued)
Entergy Arkansas LLC, Pfd., 4.88%(b)	536,905	$12,193,113
Entergy Louisiana LLC, Pfd., 4.88%(b)	489,914	11,439,492
Entergy Mississippi LLC, Pfd., 4.90%(b)	485,486	11,379,792
Entergy New Orleans LLC, Pfd., 5.50%(b)	483,404	11,712,879
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	497,373	12,210,507
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%	455,369	10,974,393
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,269,189	31,653,574
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	192,408	4,302,243
SCE Trust II, Pfd., 5.10%(b)	287,596	5,979,121
SCE Trust IV, Series J, Pfd., 5.38%(c)	670,446	13,462,556
SCE Trust V, Series K, Pfd., 5.45%(c)	593,757	13,359,532
SCE Trust VI, Pfd., 5.00%	923,464	18,238,414
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,377,368	28,993,596
Series 2020, Pfd., 4.95%	1,849,760	42,895,934
Pfd., 5.25%(b)	822,413	20,305,377
		336,696,375
Financial Services-3.10%
Brookfield BRP Holdings Canada, Inc.
Pfd., 4.63% (Canada)	632,292	10,211,516
Pfd., 4.88% (Canada)	471,964	7,556,144
Carlyle Finance LLC, Pfd., 4.63%(b)	926,750	17,636,052
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	558,681	9,274,105
Series A, Pfd., 5.25%	1,471,038	29,303,077
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	1,008,046	24,465,276
KKR Group Finance Co. IX LLC, Pfd., 4.63%	911,905	15,867,147
Merchants Bancorp
Series B, Pfd., 6.00%(c)	228,238	4,430,100
Series C, Pfd., 6.00%(b)	357,174	6,339,838
Pfd., 8.25%(c)	261,306	6,221,696
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	538,408	12,523,370
		143,828,321
Gas Utilities-0.34%
South Jersey Industries, Inc., Pfd., 5.63%(b)	331,423	4,066,461
Spire, Inc., Series A, Pfd., 5.90%(b)	460,802	11,427,889
		15,494,350
Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	349,457	6,604,737
Insurance-17.95%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,710,686	36,095,475
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	564,195	12,248,673
Series H, Pfd., 5.10%	2,124,554	45,168,018
Series J, Pfd., 7.38%	320,000	8,457,600
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	737,707	16,782,834
Series B, Pfd., 6.63%(b)(c)	558,926	13,352,742
American Financial Group, Inc.
Pfd., 4.50%(b)	387,027	7,024,540
Pfd., 5.13%(b)	374,041	7,836,159
Pfd., 5.63%(b)	275,403	6,221,354
Pfd., 5.88%(b)	228,680	5,328,244

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Insurance-(continued)
American International Group, Inc., Series A, Pfd., 5.85%	914,346	$22,026,595
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	927,675	18,646,267
Series F, Pfd., 5.45%(b)	602,849	14,414,120
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	271,408	6,158,248
Argo Group U.S., Inc., Pfd., 6.50%(b)	262,433	5,710,542
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	454,891	8,633,831
Pfd., 5.63% (Bermuda)(b)	456,684	8,357,317
Assurant, Inc., Pfd., 5.25%(b)	454,156	8,910,541
Athene Holding Ltd.
Series D, Pfd., 4.88%	1,053,647	17,290,347
Series B, Pfd., 5.63%(b)	627,623	12,301,411
Series A, Pfd., 6.35%(c)	1,616,761	33,725,634
Series C, Pfd., 6.38%(b)(c)	1,101,530	25,313,159
Series E, Pfd., 7.75%(b)(c)	976,525	23,758,853
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	1,008,945	21,490,528
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	676,733	9,914,138
Series C, Pfd., 5.38%	1,059,592	17,536,248
Pfd., 6.25%(b)	705,384	17,105,562
Series A, Pfd., 6.60%(b)	784,735	17,758,553
Series B, Pfd., 6.75%(b)	714,589	17,500,285
CNO Financial Group, Inc., Pfd., 5.13%(b)	288,161	4,351,231
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	738,658	16,028,879
Series E, Pfd., 7.00%(b)	182,925	4,236,543
Globe Life, Inc., Pfd., 4.25%(b)	601,903	11,147,244
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%	636,192	15,777,562
Kemper Corp., Pfd., 5.88%(c)	275,653	4,752,258
Lincoln National Corp., Series D, Pfd., 9.00%(b)	953,000	24,301,500
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,888,231	39,237,440
Series E, Pfd., 5.63%	1,511,253	36,285,185
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	370,179	7,070,419
Prudential Financial, Inc.
Pfd., 4.13%(b)	911,967	18,166,383
Pfd., 5.63%(b)	1,037,297	25,724,966
Pfd., 5.95%(b)	566,343	14,215,209
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	727,174	17,852,122
Pfd., 7.13%(c)	1,334,664	34,180,745
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	934,952	16,670,194
Series F, Pfd., 5.75% (Bermuda)(b)	455,365	10,537,146
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	355,798	5,827,971
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	371,349	9,020,067
Unum Group, Pfd., 6.25%(b)	548,074	13,022,238
W.R. Berkley Corp.
Pfd., 4.13%	556,275	9,812,691
Pfd., 4.25%(b)	459,792	8,906,171
Pfd., 5.10%(b)	553,127	11,947,543
Pfd., 5.70%(b)	336,506	7,769,924
		831,909,449
	Shares	Value
Leisure Products-0.55%
Brunswick Corp.
Pfd., 6.38%(b)	425,852	$10,757,022
Pfd., 6.50%(b)	339,866	8,802,529
Pfd., 6.63%(b)	227,740	5,893,911
		25,453,462
Multi-Utilities-3.59%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 6.20% (Canada)(b)(c)	656,704	15,813,432
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	404,885	7,283,881
Series 13, Pfd., 5.13% (Canada)	357,854	6,613,142
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	419,711	8,394,220
Pfd., 5.63%(b)	369,962	9,175,058
Pfd., 5.88%(b)	512,118	12,403,498
Pfd., 5.88%(b)	1,164,230	28,337,358
DTE Energy Co.
Pfd., 4.38%(b)	515,174	10,911,385
Series G, Pfd., 4.38%(b)	384,255	8,430,555
Series E, Investment Units, 5.25%(b)	748,094	17,580,209
Integrys Holding, Inc., Pfd., 6.00%(c)	261,761	6,386,968
Sempra Energy, Pfd., 5.75%(b)	1,431,190	35,092,779
		166,422,485
Office REITs-0.94%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	776,636	6,477,144
Office Properties Income Trust, Pfd., 6.38%(b)	291,316	3,743,411
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	425,892	6,707,799
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	661,462	7,183,477
Series M, Pfd., 5.25%	580,277	6,876,282
Series N, Pfd., 5.25%(b)	552,784	6,716,326
Series L, Pfd., 5.40%(b)	482,695	5,927,495
		43,631,934
Oil, Gas & Consumable Fuels-0.38%
Energy Transfer L.P., Series E, Pfd., 7.60%(c)	703,425	16,038,090
NuStar Energy L.P., Series C, Pfd., 11.75% (3 mo. USD LIBOR + 6.88%)(d)	60,803	1,565,677
		17,603,767
Real Estate Management & Development-0.82%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	535,682	6,712,095
Series A-2, Pfd., 6.38%	536,800	7,348,792
Series A-1, Pfd., 6.50%	350,878	5,143,872
Brookfield Property Preferred L.P., Pfd., 6.25%	1,257,224	18,971,510
		38,176,269
Residential REITs-0.21%
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	218,996	5,163,926
Series H, Pfd., 6.25%	197,346	4,736,304
		9,900,230
Retail REITs-1.04%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	316,711	5,532,941
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	315,350	7,148,985
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	409,086	9,245,344
Series M, Pfd., 5.25%(b)	485,622	11,135,312

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Retail REITs-(continued)
SITE Centers Corp., Series A, Pfd., 6.38%	320,041	$7,348,141
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%	324,942	7,506,160
		47,916,883
Specialized REITs-4.41%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	584,569	12,387,017
Series J, Pfd., 5.25%(b)	446,237	9,495,923
Series K, Pfd., 5.85%(b)	367,436	8,451,028
EPR Properties, Series G, Pfd., 5.75%(b)	357,095	6,466,991
Public Storage
Series N, Pfd., 3.88%(b)	521,325	9,425,556
Series O, Pfd., 3.90%(b)	343,240	6,212,644
Series Q, Pfd., 3.95%(b)	265,320	4,826,171
Series P, Pfd., 4.00%	1,129,950	21,457,751
Series R, Pfd., 4.00%(b)	747,108	13,821,498
Series S, Pfd., 4.10%	780,768	14,951,707
Series M, Pfd., 4.13%	411,976	7,881,101
Series L, Pfd., 4.63%(b)	1,055,339	22,753,109
Series J, Pfd., 4.70%(b)	200,331	4,377,232
Series K, Pfd., 4.75%(b)	338,835	7,447,593
Series I, Pfd., 4.88%(b)	401,945	9,063,860
Series G, Pfd., 5.05%(b)	842,769	20,512,998
Series F, Pfd., 5.15%(b)	513,614	12,598,951
Series H, Pfd., 5.60%(b)	475,788	12,094,531
		204,225,661
Textiles, Apparel & Luxury Goods-0.10%
Fossil Group, Inc., Pfd., 7.00%(b)	254,154	4,656,101
Trading Companies & Distributors-1.43%
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(c)	232,278	5,377,236
Series A, Pfd., 8.25%(c)	175,551	4,002,563
Series C, Pfd., 8.25%(c)	182,426	4,119,179
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	340,932	6,310,651
Pfd., 6.88% (Bermuda)(b)	251,051	5,673,752
Pfd., 7.38% (Bermuda)(b)	315,891	7,486,617
Pfd., 8.00% (Bermuda)(b)	262,239	6,490,415
WESCO International, Inc., Series A, Pfd., 10.63%(c)	1,001,514	26,810,530
		66,270,943
	Shares	Value
Wireless Telecommunication Services-1.43%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,274,124	$14,486,790
Series UU, Pfd., 6.63%(b)	773,735	10,244,251
United States Cellular Corp.
Pfd., 5.50%(b)	926,279	13,245,790
Pfd., 5.50%(b)	918,419	13,243,602
Pfd., 6.25%(b)	921,823	15,034,933
		66,255,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $5,675,857,389)		4,582,089,455
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.67%
Invesco Private Government Fund, 5.10%(e)(f)(g)	34,644,898	34,644,898
Invesco Private Prime Fund, 5.22%(e)(f)(g)	89,130,929	89,122,014
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $123,777,015)		123,766,912
TOTAL INVESTMENTS IN SECURITIES-101.52% (Cost $5,799,634,404)		4,705,856,367
OTHER ASSETS LESS LIABILITIES-(1.52)%		(70,343,476)
NET ASSETS-100.00%		$4,635,512,891

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$308,233,842	$(308,233,842)	$-	$-	$-	$309,517
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	52,439,543	177,873,535	(195,668,180)	-	-	34,644,898	1,246,405*
Invesco Private Prime Fund	130,153,077	406,299,310	(447,323,568)	(20,169)	13,364	89,122,014	3,373,791*
Total	$182,592,620	$892,406,687	$(951,225,590)	$(20,169)	$13,364	$123,766,912	$4,929,713

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.88%
Alabama-0.67%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,400	$5,533,588
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,285,546
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	789,542
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	900	704,478
				10,313,154
Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	150	113,187
Arizona-1.62%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,258,667
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	3,909,663
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	1,975,681
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	905	657,263
Scottsdale (City of), AZ, Series 2020, Ref. GO Bonds	0.61%	07/01/2025	1,565	1,441,422
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,307,286
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,209,477
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,225	1,255,737
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	500	474,643
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	650	599,634
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	900	792,589
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	425,140
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,432,926
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,050,355
				24,790,483
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	117,524
California-24.62%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGM)(a)	5.40%	10/01/2046	2,450	2,445,767
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,146,965
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	6.79%	04/01/2030	1,580	1,730,148
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,404,216
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,708,733
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	14,410	17,715,606
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	16,760	21,164,205
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,060	17,003,315
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	10,150,645
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,519,897
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	9,332,287
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	4,700	4,642,114
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	982,923
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,325	3,891,795
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	879,323
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	865,601
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	849,892
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	834,248
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	765,101
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,068,805
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,730	3,459,245
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	894,180
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,313,438
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,600,641
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	959,976
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	2,097,523
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	5,000	3,658,348
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	4,900	3,441,254
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	$3,000	$2,346,175
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	667,100
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	774,143
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	553,896
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	381,079
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,041,569
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	3,000	3,377,104
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,133,490
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,111,426
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	687,768
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	9,380	7,035,790
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	12,400	9,879,488
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	3,051,095
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,400	1,329,191
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	1,900	1,755,097
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	4,619,932
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	980	1,013,666
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,136,305
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,222,368
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,120	1,242,400
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	2,432,391
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	499,681
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	2,462,023
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,715	2,109,886
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	7,210,948
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	3,587,896
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	6,500	5,977,093
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,238,915
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,350	2,631,582
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	469,052
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	5,236,265
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,745,238
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.42%	11/01/2023	1,000	979,070
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	937,596
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	909,615
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,370,571
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,177,610
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	515	494,798
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	558,402
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	548,335
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	783,125
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	600	530,486
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	868,022
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	425,511
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	314,430
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	704,191
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	8,040	5,848,003
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	3,556,796
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,670,185
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,611,874
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,140,390
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	4,921,068
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	648,489
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	410	436,353
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	5,055,708
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	5,000	3,351,165
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	4,950	5,030,743
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	578,919
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,718,787
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	720,133
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.79%	08/01/2045	$1,000	$681,731
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	900	591,902
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,853,661
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	1,915,525
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	1,854,145
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,589,174
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	3,800	4,300,994
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	876,448
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	651,496
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	3,328,092
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	1,464,143
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	311,007
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	2,438,349
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	2,900	3,041,495
San Francisco (City of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	2,480	2,705,276
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	5,688,693
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,129,407
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	4,000	3,773,183
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	922,637
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,750	2,849,563
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	1,923,604
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	5,134,541
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	1,886,159
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,500	1,102,095
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	915	969,069
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,683,138
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	911,429
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,191,774
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	1,950	2,145,829
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,856,655
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,294,858
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,279,203
University of California, Series 2019 BD, RB	3.35%	07/01/2029	13,000	12,265,773
University of California, Series 2020 BG, RB	0.88%	05/15/2025	5,000	4,647,748
University of California, Series 2020 BG, RB	1.32%	05/15/2027	13,910	12,402,593
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,250,663
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	898,031
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	883,350
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	862,096
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	853,818
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	843,737
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	830,409
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	816,025
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	804,529
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	793,271
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	782,825
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	773,943
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,860	1,273,765
University of California, Series 2022 BL, RB	4.50%	05/15/2052	1,000	871,747
				376,576,216
Colorado-1.59%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	1,925	1,321,928
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	950	1,023,568
Colorado (State of) Bridge Enterprise (Central 70), Series 2021 B, RB	0.92%	12/31/2023	7,500	7,297,638
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	920,060
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,546,179
Colorado (State of) Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	2,950	3,582,756
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	$1,215	$1,254,751
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	896,767
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,692,354
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,256,480
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	450	490,760
				24,283,241
Connecticut-1.11%
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	477,303
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	231,548
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	361,883
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	178,403
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	350	306,310
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	380,720
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	553,205
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	712,941
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,696,638
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	1,000	762,195
New Britain (City of), CT, Series 2018, Ref. GO Bonds(b)(c)	4.35%	03/01/2028	20	19,739
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,765	4,390,598
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	3,053,895
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,122,044
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,767,637
				17,015,059
Delaware-0.33%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,720	4,977,337
District of Columbia-0.34%
District of Columbia, Series 2009 E, RB	5.59%	12/01/2034	1,200	1,264,630
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	950	895,070
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009 D, RB	7.46%	10/01/2046	2,430	3,064,081
				5,223,781
Florida-2.65%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	1,993,920
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	4,530,928
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	950	793,966
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	1,000	973,721
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,491,829
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	488,064
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,200	1,315,641
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,450	2,633,890
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	889,834
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,288,469
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,481,233
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,375,438
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	1,734,214
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	413,958
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	370,123
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	406,771
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	780,805
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	346,535
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,557,171
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	6,000	4,427,013
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	1,921,009
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	1,850	1,554,804
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	950	803,380
				40,572,716
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.80%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	$900	$730,013
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,950	3,818,172
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	4,000	2,853,607
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	947,588
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	4,268	4,703,272
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	7,470	7,707,441
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	4,923,147
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	1,890,692
				27,573,932
Hawaii-1.31%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	1,002,487
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,200	1,104,466
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	1,958,792
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	894,815
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	4,900	4,452,915
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	3,955,337
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	783,312
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	1,000	687,326
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,831,957
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	95,258
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	411,360
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	810,738
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	1,950	2,107,423
				20,096,186
Idaho-0.36%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	2,500	2,474,047
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	2,450	2,412,932
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	595	635,111
				5,522,090
Illinois-6.03%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,252,592
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,578,471
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	5,040	5,119,614
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	2,000	2,016,164
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,850,338
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,170	2,342,456
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,700	6,567,303
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,615,173
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	4,374,620
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.37%	01/01/2025	5,970	5,624,818
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	4,500,215
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,567,396
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,718,037
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,699,840
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	9,950	8,793,348
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	2,588,537
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	300	296,885
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,250	10,091,949
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,935,219
Illinois (State of), Series 2023 A, GO Bonds	5.25%	05/01/2024	1,000	994,803
Illinois (State of), Series 2023 A, GO Bonds	5.25%	05/01/2025	1,000	998,954
Illinois (State of), Series 2023 A, GO Bonds	5.21%	05/01/2026	1,000	1,003,468
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	1,000	1,002,418
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	1,000	792,668
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	3,019,847
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	900	977,762
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	$170	$185,457
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	716,635
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,161,309
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,711,822
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	900	706,754
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,500	1,496,461
				92,301,333
Indiana-0.51%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana Obligated Group), Series 2022, RB	4.31%	03/01/2052	1,950	1,619,643
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	340,532
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	1,300	1,289,048
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	915	949,596
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	3,450	3,565,792
				7,764,611
Iowa-0.42%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGM)(a)	6.22%	05/01/2043	5,000	5,122,999
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	1,300	1,215,495
				6,338,494
Kansas-0.32%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,510	1,496,255
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,500	1,463,195
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	900	867,230
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,082,262
				4,908,942
Kentucky-0.23%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	864,542
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,304,552
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	1,950	1,240,270
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	156,069
				3,565,433
Louisiana-1.32%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,362,996
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,507,888
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	2,900	2,104,209
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,429,000
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,450	1,057,622
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	684,697
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	3,225	2,270,250
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	950	622,374
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	4,850	4,127,776
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	742,665
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,007,006
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,075,422
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	586,462
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	574,205
				20,152,572
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.05%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	$1,000	$733,137
Maryland-1.13%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,069,686
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	920,869
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	950,832
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,400	1,289,217
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	684,740
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	881,797
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	524,647
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	761,495
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	959,346
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	1,000	999,850
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.36%	08/01/2023	500	495,706
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	472,067
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	456,938
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	634,035
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	869,520
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	844,913
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	835,291
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	366,430
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	960,614
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,150	1,195,536
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,400	1,139,479
				17,313,008
Massachusetts-2.93%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,270,240
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,715	7,869,497
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	1,950	1,945,790
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,812,135
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	885,115
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,588,157
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,116,161
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	1,950	1,548,104
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,417,909
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,213,902
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,171,046
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	910	918,492
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	4,950	5,218,452
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,538,152
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	763,160
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	950	962,708
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	874,223
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	350,766
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	350	378,185
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	950	734,412
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2019 F, Ref. RB	3.10%	08/01/2039	1,000	816,127
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,450	1,438,970
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,009,573
				44,841,276
Michigan-1.82%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,315,972
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	1,800	1,444,137
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,900	2,446,408
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority, Series 2020 II, Ref. RB	2.71%	10/15/2040	$3,900	$2,978,411
Michigan (State of) Finance Authority, Series 2018 D, RB	5.02%	11/01/2043	1,774	1,653,578
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.80%	09/01/2024	500	472,044
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	229,878
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	447,311
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	438,796
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	859,372
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	423,124
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,000	833,665
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,533,795
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	261,600
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	882,117
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	4,000	3,182,981
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	950	818,761
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	4,950	4,264,040
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,133	901,579
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	2,480,290
				27,867,859
Minnesota-0.44%
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	4,950	4,355,939
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	2,950	2,317,831
				6,673,770
Mississippi-1.69%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	2,982,084
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,735	2,841,266
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	988,064
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	4,005,158
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,334,306
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	6,035,222
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	4,000	3,159,448
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,900	1,467,993
				25,813,541
Missouri-1.18%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,721,016
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	2,900	2,702,985
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	4,900	4,119,491
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	950	944,712
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	950	947,530
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	4,950	5,632,243
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	920	1,032,003
				18,099,980
Montana-0.13%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	1,450	1,006,018
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	951,949
				1,957,967
Nebraska-0.30%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,544,922
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	3,950	3,021,031
				4,565,953
Nevada-0.46%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,450	1,562,668
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	$1,620	$1,913,401
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,616,582
				7,092,651
New Hampshire-0.45%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	941,071
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,910	2,021,407
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,291,114
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,945	1,405,030
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	219,781
				6,878,403
New Jersey-3.26%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	245	250,261
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.40%	03/01/2033	250	255,399
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	2,493,466
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	1,950	1,524,273
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,054,329
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	8,463,726
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,940	1,978,560
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.13%	06/15/2042	1,000	857,159
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	900	1,094,850
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	468,083
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,725	7,038,060
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	446,109
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	80	69,999
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	200	172,405
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	422,749
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	413,925
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	747,228
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	4,000	3,106,182
Passaic (County of), NJ Improvement Authority (The), Series 2010, RB	6.54%	08/01/2031	1,000	1,001,599
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	560,026
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	557,467
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	775	792,433
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	2,763,479
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	4,416,794
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	3,329,612
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	4,950	5,636,304
				49,914,477
New Mexico-0.11%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	1,950	1,674,178
New York-13.49%
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	331,789
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,965	2,476,014
Metropolitan Transportation Authority, Series 2010 A-2, RB	6.09%	11/15/2040	2,500	2,767,848
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,425	6,865,360
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,750	1,851,354
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	7,706,815
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	3,960,864
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	1,854,198
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eigh Series 2011, RB	4.93%	10/01/2051	5,385	5,389,069
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,225	1,111,629
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,504,912
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	1,675	1,493,121
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	$1,400	$1,510,884
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	7,870	8,876,440
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,395	9,150,065
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	950	969,472
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	5,425,014
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	5,314,846
New York (City of), NY, Series 2021 D, Ref. GO Bonds	1.92%	08/01/2031	2,000	1,629,809
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.02%	08/01/2032	2,000	1,605,980
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.12%	08/01/2033	6,875	5,436,201
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.17%	08/01/2034	4,000	3,098,411
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.22%	08/01/2035	3,000	2,276,911
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.42%	08/01/2036	3,140	2,382,305
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.13%	08/01/2024	9,000	8,663,857
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	9,093,753
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,500	1,559,962
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,139,118
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,650,699
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,435,527
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,395,062
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,895,643
New York (City of), NY Transitional Finance Authority, Series 2009, RB	5.77%	08/01/2036	1,155	1,222,828
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,735	4,276,006
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,525	1,599,560
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	950	910,340
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	200,413
New York (State of) Dormitory Authority, Series 2009, RB	5.63%	03/15/2039	1,200	1,253,655
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,092,796
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,823,603
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,373,265
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	1,857,093
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	1,900	1,542,680
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	4,900	3,863,344
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	0.58%	03/15/2024	500	481,975
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.06%	03/15/2025	500	469,039
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,832,588
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.49%	03/15/2024	1,000	963,274
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	0.89%	03/15/2025	900	841,605
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	914,351
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	901,735
New York (State of) Dormitory Authority, Series 2021 C, RB	1.75%	03/15/2028	1,000	881,764
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	900	779,988
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	850,237
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	835,411
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	1,000	823,972
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	716,876
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	2,941,549
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	6,040,932
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	4,861,854
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	3,669,904
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,555,451
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	4,325,666
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	4,900	3,562,891
New York State Environmental Facilities Corp., Series 2010 B, RB	5.71%	06/15/2030	950	1,003,772
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,950	2,068,164
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,012,103
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,850	3,823,353
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	$2,950	$2,756,137
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	1,950	1,803,062
New York Transportation Development Corp. (MTA ADA Upgrades) (Sustainability Bonds), Series 2023, RB	6.97%	06/30/2051	5,000	4,951,550
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	2,880,031
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,230	2,369,356
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	562,000
				206,319,105
North Carolina-0.05%
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	760	689,392
Ohio-2.97%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	7,880	10,707,073
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,295	4,104,612
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	1,950	2,142,327
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	2,000	2,226,814
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	8,757,308
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,079,284
Cleveland (City of), OH, Series 2014, Ref. RB(b)(c)	5.50%	11/15/2024	900	901,396
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	792,707
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,082,614
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.39%	12/01/2030	1,000	1,081,308
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.54%	12/01/2036	1,070	1,207,481
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	1,605,951
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,900	2,884,895
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	838,570
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2010 B-2, RB(b)(c)	4.88%	06/02/2023	1,000	1,017,410
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	904,185
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	790,773
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	3,318,879
				45,443,587
Oklahoma-1.16%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	922,709
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,168,552
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	5,000	4,826,358
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,950	4,819,136
Oklahoma (State of) Municipal Power Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.80%	01/01/2041	1,000	749,618
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	1,948,676
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,400	1,313,194
				17,748,243
Oregon-1.55%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,293,251
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,563,946
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,900	1,957,367
Oregon (State of) Department of Transportation, Series 2010 A, RB	5.83%	11/15/2034	950	1,035,477
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,211,199
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	1,000	767,510
Oregon State University, Series 2019, RB	4.05%	04/01/2052	3,950	3,215,827
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,948,190
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	783,224
				23,775,991
Pennsylvania-2.25%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	706,904
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,069,650
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	$5,000	$4,163,410
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	2,000	1,761,252
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	727,500
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	656,053
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,234,677
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	1,000	698,651
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	718,225
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,500	1,817,810
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	3,120	3,101,174
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	802,866
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	703,326
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	1,004,209
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,181,167
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,556,435
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	4,950	3,833,900
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	719,371
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	465,652
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	1,016,355
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,372,471
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,157,115
				34,468,173
South Carolina-0.99%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	873,137
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	1,545	1,137,765
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	5,500	4,745,659
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	4,950	5,559,408
South Carolina Student Loan Corp., Series 2020 A, RB	3.59%	12/01/2039	2,955	2,887,558
				15,203,527
South Dakota-0.05%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	950	759,483
Tennessee-0.32%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,126,108
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	81,212
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	79,560
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	97,700
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	150,698
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	968,154
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	758,865
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,500	1,631,960
				4,894,257
Texas-10.12%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,485	1,824,486
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	10,107,679
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,000	1,011,608
Board of Regents of the University of Texas System, Series 2010 D, RB	5.13%	08/15/2042	900	949,483
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,003,574
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	$950	$875,076
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	1.94%	11/01/2023	300	295,579
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	2,999,462
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,182,454
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	649,632
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.01%	11/01/2024	2,000	1,886,149
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	1,000	922,145
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	905,476
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	890,713
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	658,805
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,728,220
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,702,761
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,626,659
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,189,744
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,840,151
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,311,535
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,400	2,202,280
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	900	616,862
Dallas (City of), TX Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,120	5,190,697
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	950	938,671
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	246,763
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	900	891,700
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	247,914
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	950	941,314
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	450	446,399
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	861,814
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	849,475
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	209,961
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	203,094
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,111,471
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	4,062,419
El Paso (City of), TX, Series 2014, Ref. GO Bonds	5.18%	08/15/2034	1,000	1,000,573
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	950,579
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	2,780,133
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,155	1,751,637
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	900	798,615
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	897,684
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,865,579
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,814,550
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	2,107,071
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	380,479
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	950	725,161
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligation	2.93%	02/01/2046	1,345	981,575
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	9,357,860
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,848,589
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	391,240
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	$900	$644,229
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	6,580	6,958,035
Texas (State of), Series 2021 A, Ref. GO Bonds	0.51%	10/01/2023	1,000	984,201
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	950	961,098
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,483,310
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,277,626
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,380,184
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	1,771,170
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,515,591
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,595	1,335,410
Texas (State of), Series 2021 B, Ref. GO Bonds	0.51%	10/01/2023	1,000	984,201
Texas (State of), Series 2021 B, Ref. GO Bonds	0.79%	10/01/2024	1,000	945,730
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,011,683
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,606,066
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,730	2,818,242
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,585	1,648,490
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,415,193
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	4,200	3,576,113
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	837,247
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,299,439
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	814,454
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,420,274
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	1,525	1,534,328
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	12,065,950
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,155,481
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,675,343
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	746,213
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	898,240
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	4,900	3,756,163
				154,753,254
Utah-1.01%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	500	519,755
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	265	263,156
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	1,655	1,630,100
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,765	1,913,666
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,550,307
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	3,950	3,438,321
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	4,900	4,194,679
				15,509,984
Virgin Islands-0.42%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,745	6,444,241
Virginia-0.44%
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	1,765	1,514,912
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	1,281	1,102,691
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,250,092
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,436,727
Virginia (Commonwealth of) Transportation Board, Series 2010, RB	4.70%	05/15/2024	1,395	1,389,454
				6,693,876
Washington-2.12%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	718,455
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,909,499
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,450	7,320,880
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,555	1,597,942
Grant (County of), WA Public Utility District No. 2, Series 2010 L, Ref. RB	5.73%	01/01/2030	2,450	2,603,120
Grant (County of), WA Public Utility District No. 2, Series 2010 L, Ref. RB	5.83%	01/01/2040	2,750	2,960,549
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	$1,000	$883,670
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,139,616
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	453,071
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,046,995
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,772,914
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	1,950	1,383,377
Washington (State of), Series 2010 B, GO Bonds	5.09%	08/01/2033	1,950	2,034,480
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,540,094
				32,364,662
West Virginia-0.08%
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,207,513
Wisconsin-0.66%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,742,814
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,624,085
Wisconsin (State of), Series 2020-2, Ref. GO Bonds(b)	1.88%	05/01/2025	845	801,092
Wisconsin (State of), Series 2021 3, Ref. GO Bonds(b)	0.65%	05/01/2025	405	374,984
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	900	860,150
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	900	811,054
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	1,950	1,617,239
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,294,448
				10,125,866
Total Municipal Obligations (Cost $1,695,239,216)				1,482,033,645
U.S. Dollar Denominated Bonds & Notes-0.41%
California-0.31%
Pepperdine University, Series 2020	3.30%	12/01/2059	5,000	3,478,049
University of Southern California, Series A	3.23%	10/01/2120	2,000	1,242,702
				4,720,751
New Hampshire-0.10%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	1,586,845
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,999,900)				6,307,596
			Shares
Money Market Funds-1.48%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $22,639,664)			22,639,664	22,639,664
TOTAL INVESTMENTS IN SECURITIES(f)-98.77% (Cost $1,726,878,780)				1,510,980,905
OTHER ASSETS LESS LIABILITIES-1.23%				18,837,243
NET ASSETS-100.00%				$1,529,818,148

See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,365,372	$90,609,789	$(97,335,497)	$-	$-	$22,639,664	$509,637

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.23%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Treasury Collateral ETF (CLTL)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-102.52%
U.S. Treasury Bills-45.84%(a)
4.15%–8.07%, 06/01/2023	$34,855,000	$34,855,000
6.75%, 06/15/2023	500	499
4.63%–5.16%, 07/06/2023	25,289,000	25,169,971
2.91%–5.23%, 07/13/2023	29,794,200	29,617,788
4.63%–5.17%, 07/20/2023	9,940,000	9,871,270
5.13%, 08/22/2023	20,000,000	19,766,110
5.15%, 08/24/2023	25,000,000	24,699,632
5.19%, 08/29/2023	25,000,000	24,679,229
5.33%, 08/31/2023	32,534,000	32,102,370
5.10%, 09/05/2023	25,000,000	24,664,633
5.20%, 09/19/2023	25,000,000	24,603,733
5.26%, 09/26/2023	25,000,000	24,573,627
5.05%, 09/28/2023	25,000,000	24,583,913
4.30%–5.23%, 10/05/2023	32,804,000	32,207,541
5.24%, 10/12/2023	10,740,000	10,532,582
4.95%–5.32%, 10/19/2023	22,652,000	22,192,385
4.96%–5.37%, 10/26/2023	31,453,000	30,777,335
4.32%–5.28%, 11/02/2023	34,211,000	33,450,910
5.30%, 11/09/2023	25,000,000	24,409,294
5.21%, 11/16/2023	20,000,000	19,513,710
5.19%, 11/24/2023	25,000,000	24,364,424
5.26%, 11/30/2023	25,000,000	24,339,460
4.27%–5.10%, 12/28/2023	19,386,000	18,874,997
4.20%–5.13%, 01/25/2024	25,704,000	24,894,062
4.48%–5.14%, 03/21/2024	21,289,000	20,431,290
4.73%–5.13%, 04/18/2024	8,331,000	7,962,605
4.92%, 05/16/2024	7,000,000	6,665,223
		599,803,593
U.S. Treasury Notes-56.68%
0.25%, 06/15/2023	500	499
0.13% - 2.63%, 06/30/2023	41,997,600	41,874,941
0.13%, 07/15/2023	12,382,600	12,302,291
0.13% - 2.75%, 07/31/2023	31,047,500	30,832,105
0.13% - 2.50%, 08/15/2023	26,472,000	26,255,683
0.13% - 2.75%, 08/31/2023	59,102,000	58,549,423
	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.13%, 09/15/2023	$11,082,000	$10,915,925
0.25% - 2.88%, 09/30/2023	65,090,000	64,277,017
0.13%, 10/15/2023	25,835,000	25,337,936
0.38% - 2.88%, 10/31/2023	91,644,000	90,195,501
0.25% - 2.75%, 11/15/2023	66,488,000	65,338,329
0.50% - 2.88%, 11/30/2023	102,445,000	100,615,155
0.13%, 12/15/2023	35,789,000	34,811,307
0.75%, 12/31/2023	19,374,000	18,867,479
0.13%, 01/15/2024	31,081,000	30,092,418
0.88% - 2.50%, 01/31/2024	69,574,000	68,059,707
0.13% - 2.75%, 02/15/2024	19,647,000	19,123,639
2.13%, 02/29/2024	21,345,000	20,851,321
2.25%, 03/31/2024	10,000,000	9,756,253
2.50%, 04/30/2024	7,000,000	6,828,037
2.50%, 05/15/2024	7,000,000	6,820,120
		741,705,086
Total U.S. Treasury Securities (Cost $1,343,470,088)		1,341,508,679
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(b)(c) (Cost $114)	114	114
TOTAL INVESTMENTS IN SECURITIES-102.52% (Cost $1,343,470,202)		1,341,508,793
OTHER ASSETS LESS LIABILITIES-(2.52)%		(33,034,625)
NET ASSETS-100.00%		$1,308,474,168
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$112,449	$28,554,227	$(28,666,562)	$-	$-	$114	$6,810

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-71.39%
Banks-33.43%
BAC Capital Trust XIV, Series G, 5.27% (3 mo. USD LIBOR + 0.40%)(b)(c)	$3,500,000	$2,598,471
Bank of America Corp.
Series AA, 6.10%(b)(d)	13,405,000	13,103,387
Series DD, 6.30%(b)(d)(e)	7,020,000	7,090,200
Series FF, 5.88%(b)(d)	15,991,000	14,571,799
Series JJ, 5.13%(b)(d)	6,075,000	5,816,813
Series MM, 4.30%(b)(d)	5,425,000	4,761,990
Series RR, 4.38%(b)(d)	11,800,000	9,882,500
Series TT, 6.13%(b)(d)(e)	14,080,000	13,773,764
Series U, 8.63% (3 mo. USD LIBOR + 3.15%)(b)(c)	7,041,000	6,992,593
Series X, 6.25%(b)(d)	14,065,000	13,839,960
Bank of Montreal (Canada), 4.80%(b)(d)(e)	3,500,000	2,986,725
Bank of Nova Scotia (The) (Canada)
4.90%(b)(d)	8,800,000	8,033,520
7.85% (3 mo. USD LIBOR + 2.65%)(b)(c)	8,800,000	7,505,432
Citigroup, Inc.
3.88%(b)(d)	16,230,000	13,553,673
7.38%(b)(d)(e)	8,845,000	8,800,775
9.55% (3 mo. USD LIBOR + 4.23%)(b)(c)	5,300,000	5,298,059
Series A, 9.34% (3 mo. USD LIBOR + 4.07%)(b)(c)	10,560,000	10,533,600
Series D, 8.79% (3 mo. USD LIBOR + 3.47%)(b)(c)(e)	8,808,000	8,684,968
Series M, 6.30%(b)(d)	12,410,000	11,772,746
Series P, 5.95%(b)(d)	14,162,000	13,317,554
Series V, 4.70%(b)(d)	10,550,000	9,174,280
Series Y, 4.15%(b)(d)	7,020,000	5,705,013
Citizens Financial Group, Inc., Series F, 5.65%(b)(d)	2,830,000	2,505,845
CoBank, ACB
Series J, 4.25%(b)(d)	3,150,000	2,535,750
Series K, 6.45%(b)(d)	2,800,000	2,617,536
Comerica, Inc., 5.63%(b)(d)	2,857,000	2,170,177
Fifth Third Bancorp
Series H, 5.10%(b)(d)(e)	4,275,000	3,708,563
Series L, 4.50%(b)(d)	2,490,000	2,153,031
Huntington Bancshares, Inc.
Series E, 8.14% (3 mo. USD LIBOR + 2.88%)(b)(c)(e)	3,529,000	2,877,088
Series F, 5.63%(b)(d)	3,511,000	3,116,013
Series G, 4.45%(b)(d)	3,535,000	2,818,967
JPMorgan Chase & Co.
Series CC, 7.88% (3 mo. USD LIBOR + 2.58%)(b)(c)(e)	8,825,000	8,692,868
Series FF, 5.00%(b)(d)	15,906,000	15,229,995
Series HH, 4.60%(b)(d)	21,200,000	19,629,773
Series II, 4.00%(b)(d)	10,567,000	9,563,980
Series KK, 3.65%(b)(d)(e)	14,150,000	12,519,495
Series Q, 8.55% (3 mo. USD LIBOR + 3.25%)(b)(c)(e)	10,570,000	10,636,062
Series R, 6.00%(b)(d)	10,565,000	10,534,361
Series S, 6.75%(b)(d)	14,080,000	14,106,400
Series U, 6.13%(b)(d)(e)	7,053,000	6,969,177
Series W, 6.32% (3 mo. USD LIBOR + 1.00%), 05/15/2047(c)	3,144,000	2,585,940
Series X, 6.10%(b)(d)	11,284,000	11,114,023
KeyCorp, Series D, 5.00%(b)(d)	3,765,000	2,633,618
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
3.50%(b)(d)	$3,550,000	$2,314,027
Series E, 6.45%(b)(d)	2,517,000	2,275,083
Series F, 5.13%(b)(d)(e)	3,516,000	2,686,219
Series G, 5.00%(b)(d)	2,875,000	2,223,620
PNC Financial Services Group, Inc. (The)
Series O, 8.98% (3 mo. USD LIBOR + 3.68%)(b)(c)(e)	7,145,000	7,150,400
Series R, 8.54% (3 mo. USD LIBOR + 3.04%)(b)(c)	3,505,000	3,288,108
Series S, 5.00%(b)(d)	3,700,000	3,176,349
Series T, 3.40%(b)(d)	10,630,000	7,972,500
Series U, 6.00%(b)(d)(e)	7,150,000	6,424,931
Series V, 6.20%(b)(d)(e)	8,875,000	8,226,016
Series W, 6.25%(b)(d)(e)	10,600,000	9,646,000
Regions Financial Corp., Series D, 5.75%(b)(d)(e)	2,431,000	2,258,639
Truist Financial Corp.
Series A, 5.99% (3 mo. USD LIBOR + 0.67%), 05/15/2027(c)	2,527,000	2,213,157
Series L, 7.97% (3 mo. USD LIBOR + 3.10%)(b)(c)	5,275,000	5,064,000
Series M, 5.13%(b)(d)	3,530,000	2,656,325
Series N, 4.80%(b)(d)	12,050,000	10,091,875
Series P, 4.95%(b)(d)	7,050,000	6,556,500
Series Q, 5.10%(b)(d)	7,116,000	6,297,660
U.S. Bancorp
3.70%(b)(d)	10,650,000	7,792,885
Series J, 5.30%(b)(d)(e)	7,030,000	5,711,875
United Overseas Bank Ltd. (Singapore), 3.88%(b)(d)(f)	5,000,000	4,937,588
USB Capital IX, 6.28% (3 mo. USD LIBOR + 1.02%)(b)(c)	4,730,000	3,405,212
Wells Fargo & Co.
Series BB, 3.90%(b)(d)	24,785,000	21,727,151
Series S, 5.90% (3 mo. USD LIBOR + 3.11%)(b)(c)	14,123,000	13,964,116
Series U, 5.88% (3 mo. USD LIBOR + 3.99%)(b)(c)	14,111,000	13,973,418
		508,550,138
Capital Markets-6.59%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(b)(d)	3,495,000	3,328,987
Series F, 4.63%(b)(d)	7,036,000	6,209,762
Series H, 3.70%(b)(d)	4,145,000	3,639,852
Series I, 3.75%(b)(d)	9,150,000	7,439,865
Charles Schwab Corp. (The)
Series F, 5.00%(b)(d)(e)	3,540,000	2,744,208
Series G, 5.38%(b)(d)(e)	17,375,000	16,788,941
Series I, 4.00%(b)(d)	14,536,000	11,896,989
Series K, 5.00%(b)(d)	5,300,000	4,506,060
Goldman Sachs Capital II, 6.26% (3 mo. USD LIBOR + 0.77%)(b)(c)(e)	5,234,000	3,975,528
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(d)(e)	4,430,000	4,177,435
Series Q, 5.50%(b)(d)	3,384,000	3,286,095
Series R, 4.95%(b)(d)(e)	4,100,000	3,804,591
Series S, 4.40%(b)(d)	2,400,000	2,020,394
Series T, 3.80%(b)(d)	4,652,000	3,700,899
Series U, 3.65%(b)(d)	5,100,000	4,041,750
Series V, 4.13%(b)(d)	5,100,000	4,152,641
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Mellon Capital IV, Series 1, 5.53% (3 mo. USD LIBOR + 0.57%)(b)(c)(e)	$3,536,000	$2,715,608
Morgan Stanley, Series M, 5.88%(b)(d)(e)	2,818,000	2,692,684
Northern Trust Corp., Series D, 4.60%(b)(d)(e)	3,545,000	3,142,572
State Street Corp.
5.87% (3 mo. USD LIBOR + 1.00%), 06/15/2047(c)	3,523,000	2,846,730
Series H, 5.63%(b)(d)(e)	3,540,000	3,195,204
		100,306,795
Consumer Finance-2.90%
Ally Financial, Inc.
Series B, 4.70%(b)(d)	9,540,000	6,780,316
Series C, 4.70%(b)(d)(e)	7,070,000	4,626,078
American Express Co., 3.55%(b)(d)	11,281,000	9,271,990
Capital One Financial Corp., Series M, 3.95%(b)(d)(e)	7,042,000	5,252,420
Discover Financial Services
Series C, 5.50%(b)(d)	4,080,000	3,051,228
Series D, 6.13%(b)(d)	3,545,000	3,295,362
General Motors Financial Co., Inc.
Series A, 5.75%(b)(d)(e)	7,035,000	5,700,320
Series B, 6.50%(b)(d)(e)	3,565,000	2,984,333
Series C, 5.70%(b)(d)(e)	3,510,000	3,084,302
		44,046,349
Electric Utilities-4.79%
American Electric Power Co., Inc., 3.88%, 02/15/2062(d)	5,300,000	4,292,993
Duke Energy Corp.
3.25%, 01/15/2082(d)	3,500,000	2,633,501
4.88%(b)(d)	7,065,000	6,807,693
Edison International
8.13%, 06/15/2053(d)(e)	3,580,000	3,669,500
Series A, 5.38%(b)(d)	8,875,000	7,791,362
Series B, 5.00%(b)(d)	5,300,000	4,549,106
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(d)	8,532,000	8,201,385
National Rural Utilities Cooperative Finance Corp.
8.21% (3 mo. USD LIBOR + 2.91%), 04/30/2043(c)	2,864,000	2,789,536
5.25%, 04/20/2046(d)	2,478,000	2,339,604
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/2077(d)(e)	3,895,000	3,369,259
5.65%, 05/01/2079(d)	3,550,000	3,230,500
3.80%, 03/15/2082(d)	4,305,000	3,598,010
PPL Capital Funding, Inc., Series A, 7.83% (3 mo. USD LIBOR + 2.67%), 03/30/2067(c)	3,402,000	2,911,830
Southern California Edison Co., Series E, 9.50% (3 mo. USD LIBOR + 4.20%)(b)(c)	2,512,000	2,499,440
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(d)	7,050,000	5,998,492
Series B, 4.00%, 01/15/2051(d)	8,794,000	8,215,619
		72,897,830
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.19%
Tennessee Valley Authority
Series A, 4.73% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%), 05/01/2024(c)(e)(g)	$58,010	$1,275,640
Series D, 4.78% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%), 06/01/2024(c)(e)(g)	71,845	1,608,610
		2,884,250
Industrial Conglomerates-1.18%
General Electric Co., Series D, 8.20% (3 mo. USD LIBOR + 3.33%)(b)(c)	18,001,000	17,987,499
Insurance-6.72%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(d)	5,690,000	5,437,592
Allstate Corp. (The)
6.50%, 05/15/2057(d)	3,500,000	3,421,250
Series B, 5.75%, 08/15/2053(d)	5,669,000	5,534,361
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(d)	5,254,000	5,059,602
Assurant, Inc., 7.00%, 03/27/2048(d)(e)	2,800,000	2,679,545
Lincoln National Corp.
7.69% (3 mo. USD LIBOR + 2.36%), 05/17/2066(c)	4,040,000	2,565,400
7.29% (3 mo. USD LIBOR + 2.04%), 04/20/2067(c)	3,110,000	1,920,425
Series C, 9.25%(b)(d)(e)	3,510,000	3,606,525
Markel Group, Inc., 6.00%(b)(d)	4,250,000	4,103,074
MetLife, Inc., Series D, 5.88%(b)(d)	3,490,000	3,185,393
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	2,858,000	2,693,665
PartnerRe Finance B LLC, 4.50%, 10/01/2050(d)	3,495,000	2,906,005
Progressive Corp. (The), Series B, 7.41% (3 mo. USD LIBOR + 2.54%)(b)(c)(e)	3,590,000	3,515,956
Prudential Financial, Inc.
5.63%, 06/15/2043(d)	10,639,000	10,642,404
5.20%, 03/15/2044(d)	3,510,000	3,418,196
5.38%, 05/15/2045(d)	7,047,000	6,718,856
4.50%, 09/15/2047(d)(e)	5,275,000	4,911,198
5.70%, 09/15/2048(d)	7,037,000	6,837,923
3.70%, 10/01/2050(d)	5,625,000	4,767,612
5.13%, 03/01/2052(d)	7,100,000	6,380,664
6.00%, 09/01/2052(d)(e)	8,500,000	8,314,488
6.75%, 03/01/2053(d)	3,565,000	3,570,348
		102,190,482
Machinery-0.26%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(d)	5,340,000	3,985,239
Media-0.59%
Paramount Global
6.25%, 02/28/2057(d)	4,576,000	3,393,704
6.38%, 03/30/2062(d)(e)	7,050,000	5,655,404
		9,049,108
Multi-Utilities-2.70%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	5,318,000	4,268,865
CMS Energy Corp.
4.75%, 06/01/2050(d)	3,525,000	3,102,916
3.75%, 12/01/2050(d)	2,850,000	2,166,342

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(d)	$4,801,000	$4,596,957
Series B, 4.65%(b)(d)	5,665,000	4,915,166
Series C, 4.35%(b)(d)	5,295,000	4,487,512
NiSource, Inc., 5.65%(b)(d)	2,800,000	2,797,462
Sempra Energy
4.13%, 04/01/2052(d)	7,050,000	5,726,278
4.88%(b)(d)	6,400,000	6,061,952
WEC Energy Group, Inc., 7.43% (3 mo. USD LIBOR + 2.11%), 05/15/2067(c)	3,533,000	2,883,732
		41,007,182
Oil, Gas & Consumable Fuels-9.86%
BP Capital Markets PLC (United Kingdom)
4.38%(b)(d)	17,694,000	17,030,475
4.88%(b)(d)	17,675,000	16,117,391
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(d)	7,040,000	6,161,903
6.25%, 03/01/2078(d)(e)	6,013,000	5,570,219
7.38%, 01/15/2083(d)	3,515,000	3,468,942
7.63%, 01/15/2083(d)	4,255,000	4,299,780
Series 16-A, 6.00%, 01/15/2077(d)	5,300,000	4,995,984
Series 20-A, Conv., 5.75%, 07/15/2080(d)	7,112,000	6,419,681
Energy Transfer L.P.
8.32% (3 mo. USD LIBOR + 3.02%), 11/01/2066(c)	3,836,000	2,844,010
Series A, 9.35% (3 mo. USD LIBOR + 4.03%)(b)(c)	6,778,000	6,057,837
Series B, 6.63%(b)(d)	3,900,000	3,007,875
Series F, 6.75%(b)(d)	3,500,000	3,086,533
Series G, 7.13%(b)(d)	7,775,000	6,554,596
Series H, 6.50%(b)(d)	6,400,000	5,616,002
EnLink Midstream Partners L.P., Series C, 8.98% (3 mo. USD LIBOR + 4.11%)(b)(c)	2,650,000	2,194,492
Enterprise Products Operating LLC
5.38%, 02/15/2078(d)	5,001,000	4,087,528
Series D, 8.30% (3 mo. USD LIBOR + 2.99%), 08/16/2077(c)	2,491,000	2,420,654
Series E, 5.25%, 08/16/2077(d)	7,089,000	6,146,139
Plains All American Pipeline L.P., Series B, 9.43% (3 mo. USD LIBOR + 4.11%)(b)(c)	5,678,000	4,975,348
TransCanada PipeLines Ltd. (Canada), 7.53% (3 mo. USD LIBOR + 2.21%), 05/15/2067(c)(e)	7,058,000	5,465,804
Transcanada Trust (Canada)
5.63%, 05/20/2075(d)	5,271,000	4,998,662
5.30%, 03/15/2077(d)	10,580,000	9,151,700
5.50%, 09/15/2079(d)	7,775,000	6,584,689
5.60%, 03/07/2082(d)	5,650,000	4,744,880
Series 16-A, 5.88%, 08/15/2076(d)	8,506,000	7,981,180
		149,982,304
Trading Companies & Distributors-0.33%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(d)(e)	5,390,000	5,022,976
	Principal Amount	Value
Wireless Telecommunication Services-1.85%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(d)	$14,170,000	$14,357,398
3.25%, 06/04/2081(d)	3,500,000	3,082,065
4.13%, 06/04/2081(d)	7,115,000	5,667,275
5.13%, 06/04/2081(d)	6,750,000	5,004,591
		28,111,329
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,223,979,576)		1,086,021,481
	Shares
Preferred Stocks-27.60%
Banks-9.09%
Associated Banc-Corp, Pfd., 6.63%(d)	85,910	1,701,018
Bank of America Corp.
Series E, Pfd., 5.86% (3 mo. USD LIBOR + 0.35%)(c)(e)	88,256	1,765,120
Series 5, Pfd., 5.88% (3 mo. USD LIBOR + 0.50%)(c)(e)	117,304	2,276,871
Series 2, Pfd., 6.15% (3 mo. USD LIBOR + 0.65%)(c)(e)	83,899	1,618,412
Series 4, Pfd., 6.26% (3 mo. USD LIBOR + 0.75%)(c)(e)	59,005	1,192,491
Series K, Pfd., 6.45%(d)(e)	294,715	7,412,082
Series Z, Pfd., 6.50%(d)	9,887,000	9,911,717
Citigroup, Inc.
Series W, Pfd., 4.00%(d)	10,650,000	9,145,155
Series U, Pfd., 5.00%(d)	10,557,000	9,771,559
Series T, Pfd., 6.25%(d)(e)	10,564,000	10,247,221
Series K, Pfd., 6.88%(d)	419,210	10,530,555
Series J, Pfd., 7.13%(d)	266,338	6,818,253
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(d)	84,219	1,827,552
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(d)(e)	32,355	477,560
F.N.B. Corp., Pfd., 7.25%(d)	30,865	720,080
Fifth Third Bancorp, Series I, Pfd., 6.63%(d)	126,304	3,112,131
First Horizon Corp., Series D, Pfd., 6.10%(d)(e)	27,898	576,373
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(d)	31,992	743,494
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(d)(e)	95,413	2,357,655
KeyCorp
Series E, Pfd., 6.13%(d)(e)	140,290	2,836,664
Pfd., 6.20%(d)	168,343	3,309,623
M&T Bank Corp., Series H, Pfd., 5.63%(d)	70,183	1,628,947
Midland States Bancorp, Inc., Pfd., 7.75%(d)(e)	33,826	791,190
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(d)	144,500	3,148,655
PacWest Bancorp, Series A, Pfd., 7.75%(d)	144,002	1,692,024
Regions Financial Corp.
Series C, Pfd., 5.70%(d)(e)	140,290	2,777,742
Series B, Pfd., 6.38%(d)(e)	140,290	3,068,142
Synovus Financial Corp.
Series E, Pfd., 5.88%(d)	98,186	1,986,303
Series D, Pfd., 6.30%(d)(e)	56,098	1,290,254
Truist Financial Corp., Series I, Pfd., 5.40% (3 mo. USD LIBOR + 0.53%)(c)	48,423	974,271

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Banks-(continued)
U.S. Bancorp
Series B, Pfd., 5.86% (3 mo. USD LIBOR + 0.60%)(c)(e)	280,577	$4,943,767
Series A, Pfd., 6.28% (3 mo. USD LIBOR + 1.02%)(c)(e)	4,163	2,984,871
Valley National Bancorp
Series A, Pfd., 6.25%(d)(e)	32,411	552,932
Series B, Pfd., 9.09% (3 mo. USD LIBOR + 3.58%)(c)(e)	28,552	609,014
Wells Fargo & Co.
Series Q, Pfd., 5.85%(d)(e)	484,000	11,988,680
Series R, Pfd., 6.63%(d)(e)	235,598	5,873,458
WesBanco, Inc., Series A, Pfd., 6.75%(d)(e)	41,837	944,679
Western Alliance Bancorporation, Series A, Pfd., 4.25%(d)	84,220	1,110,862
Wintrust Financial Corp.
Series D, Pfd., 6.50%(d)	34,775	781,047
Series E, Pfd., 6.88%(d)	80,655	1,880,875
Zions Bancorporation N.A., Series G, Pfd., 9.11% (3 mo. USD LIBOR + 4.24%)(c)(e)	38,550	906,696
		138,285,995
Capital Markets-6.24%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(d)(e)	7,115,000	6,985,080
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(d)	15,745,000	11,863,858
Goldman Sachs Group, Inc. (The)
Series A, Pfd., 6.09% (3 mo. USD LIBOR + 0.75%)(c)(e)	210,471	4,304,132
Series D, Pfd., 6.18% (3 mo. USD LIBOR + 0.67%)(c)(e)	378,756	7,813,736
Series C, Pfd., 6.26% (3 mo. USD LIBOR + 0.75%)(c)	56,467	1,182,984
Series K, Pfd., 6.38%(d)(e)	196,581	4,804,440
Series P, Pfd., 8.21% (3 mo. USD LIBOR + 2.87%)(b)(c)(e)	10,235,000	10,054,966
Series J, Pfd., 8.98% (3 mo. USD LIBOR + 3.64%)(c)(e)	280,577	7,070,540
Morgan Stanley
Series K, Pfd., 5.85%(d)(e)	280,572	6,702,865
Series A, Pfd., 5.96% (3 mo. USD LIBOR + 0.70%)(c)(e)	308,590	6,505,077
Series I, Pfd., 6.38%(d)	280,577	6,930,252
Series F, Pfd., 6.88%(d)	238,475	5,997,646
Series E, Pfd., 7.13%(d)	242,008	6,122,802
State Street Corp.
Series G, Pfd., 5.35%(d)(e)	140,290	3,359,946
Series D, Pfd., 5.90%(d)(e)	210,497	5,203,486
		94,901,810
Electric Utilities-0.36%
SCE Trust III, Series H, Pfd., 5.75%(d)(e)	77,205	1,754,097
SCE Trust IV, Series J, Pfd., 5.38%(d)(e)	91,160	1,830,493
SCE Trust V, Series K, Pfd., 5.45%(d)(e)	84,220	1,894,950
		5,479,540
Financial Services-1.93%
Citigroup Capital XIII, Pfd., 11.64% (3 mo. USD LIBOR + 6.37%)(c)(e)	630,255	18,044,201
Compass Diversified Holdings, Series B, Pfd., 7.88%(d)	27,752	687,139
	Shares	Value
Financial Services-(continued)
Equitable Holdings, Inc., Series B, Pfd., 4.95%(d)	3,550,000	$3,214,525
Jackson Financial, Inc., Pfd., 8.00%(d)(e)	155,542	3,775,004
Merchants Bancorp
Series B, Pfd., 6.00%(d)(e)	34,774	674,963
Pfd., 8.25%(d)(e)	39,960	951,448
Voya Financial, Inc., Series B, Pfd., 5.35%(d)(e)	84,219	1,958,934
		29,306,214
Food Products-0.42%
CHS, Inc.
Series 3, Pfd., 6.75%(d)(e)	138,178	3,488,995
Series 2, Pfd., 7.10%(d)(e)	117,781	2,956,303
		6,445,298
Insurance-3.06%
Allstate Corp. (The), Pfd., 8.67% (3 mo. USD LIBOR + 3.17%)(c)	140,303	3,583,339
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(d)	112,219	2,552,982
Series B, Pfd., 6.63%(d)(e)	84,220	2,012,016
Argo Group International Holdings Ltd., Pfd., 7.00%(d)	41,722	946,672
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(d)(e)	77,205	1,898,471
Athene Holding Ltd.
Series A, Pfd., 6.35%(d)	242,008	5,048,287
Series C, Pfd., 6.38%(d)	168,289	3,867,281
Series E, Pfd., 7.75%(d)	160,000	3,892,800
Enstar Group Ltd., Series D, Pfd., 7.00%(d)	112,218	2,435,131
Kemper Corp., Pfd., 5.88%(d)	42,312	729,459
MetLife, Inc.
Series G, Pfd., 3.85%(d)(e)	7,120,000	6,628,298
Series A, Pfd., 5.87% (3 mo. USD LIBOR + 1.00%)(c)	168,289	3,783,137
Reinsurance Group of America, Inc.
Pfd., 5.75%(d)(e)	112,218	2,754,952
Pfd., 7.13%(d)	196,419	5,030,290
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(d)	56,096	1,362,572
		46,525,687
Mortgage REITs-3.17%
ACRES Commercial Realty Corp., Series C, Pfd., 8.63%(d)(e)	33,409	678,871
AGNC Investment Corp.
Series F, Pfd., 6.13%(d)	161,336	3,297,708
Series E, Pfd., 6.50%(d)	112,916	2,486,410
Series D, Pfd., 6.88%(d)	65,895	1,422,673
Series G, Pfd., 7.75%(d)(e)	42,396	921,265
Series C, Pfd., 10.37% (3 mo. USD LIBOR + 5.11%)(c)(e)	91,160	2,284,470
Annaly Capital Management, Inc.
Series I, Pfd., 6.75%(d)(e)	124,184	2,892,245
Series G, Pfd., 9.33% (3 mo. USD LIBOR + 4.18%)(c)(e)	119,348	2,828,548
Series F, Pfd., 10.15% (3 mo. USD LIBOR + 4.99%)(c)(e)	202,008	4,969,397
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(d)(e)	79,589	1,491,498

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Mortgage REITs-(continued)
Chimera Investment Corp.
Series C, Pfd., 7.75%(d)	72,865	$1,329,786
Series B, Pfd., 8.00%(d)(e)	91,160	1,819,554
Series D, Pfd., 8.00%(d)(e)	56,098	1,091,106
Dynex Capital, Inc., Series C, Pfd., 6.90%(d)	31,059	677,086
Ellington Financial, Inc.
Series B, Pfd., 6.25%(d)(e)	33,289	655,793
Pfd., 6.75%(d)(e)	31,993	683,051
Series C, Pfd., 8.63%(d)(e)	28,692	619,460
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(d)(e)	57,307	925,508
MFA Financial, Inc., Series C, Pfd., 6.50%(d)	77,017	1,406,330
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(d)(e)	40,014	709,848
Series E, Pfd., 7.88%(d)(e)	51,953	1,076,986
Series D, Pfd., 8.00%(d)(e)	43,401	839,809
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(d)(e)	54,711	1,235,374
Series A, Pfd., 8.13%(d)(e)	31,993	733,280
Rithm Capital Corp.
Series C, Pfd., 6.38%(d)(e)	112,021	2,070,148
Series D, Pfd., 7.00%(d)(e)	130,453	2,542,529
Series B, Pfd., 7.13%(d)(e)	79,261	1,648,629
Series A, Pfd., 7.50%(d)(e)	43,302	944,417
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(d)(e)	82,778	1,622,449
Series B, Pfd., 7.63%(d)(e)	80,697	1,587,310
Series A, Pfd., 8.13%(d)	40,061	814,039
		48,305,577
Multi-Utilities-0.87%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(d)	98,258	2,366,053
Pfd., 6.88% (Canada)(d)	80,647	1,971,819
CenterPoint Energy, Inc., Series A, Pfd., 6.13%(d)(e)	5,642,000	5,377,231
NiSource, Inc., Series B, Pfd., 6.50%(d)(e)	140,303	3,479,514
		13,194,617
Oil, Gas & Consumable Fuels-1.82%
DCP Midstream L.P.
Series B, Pfd., 7.88%(d)	44,914	1,121,053
Series C, Pfd., 7.95%(d)	30,616	778,871
Energy Transfer L.P.
Series E, Pfd., 7.60%(d)	224,425	5,116,890
Series D, Pfd., 7.63%(d)	124,811	3,039,148
Series C, Pfd., 9.86%(d)	126,179	3,117,883
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(d)	39,958	865,370
NGL Energy Partners L.P., Series B, Pfd., 12.47% (3 mo. USD LIBOR + 7.21%)(c)	88,284	2,164,724
NuStar Energy L.P.
Series B, Pfd., 11.15% (3 mo. USD LIBOR + 5.64%)(c)	108,035	2,557,189
Series C, Pfd., 11.75% (3 mo. USD LIBOR + 6.88%)(c)	48,008	1,236,206
Series A, Pfd., 12.28% (3 mo. USD LIBOR + 6.77%)(c)	63,587	1,599,849
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
NuStar Logistics L.P., Pfd., 11.99% (3 mo. USD LIBOR + 6.73%)(c)	112,022	$2,909,211
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(d)	47,331	1,124,111
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(d)	34,056	840,502
Series F, Pfd., 9.50% (Greece)(d)	47,311	1,167,636
		27,638,643
Trading Companies & Distributors-0.58%
Air Lease Corp., Series A, Pfd., 6.15%(d)	70,184	1,582,649
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(d)	34,744	804,324
Series A, Pfd., 8.25%(d)	29,311	668,291
Series C, Pfd., 8.25%(d)	29,928	675,774
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(d)(e)	41,855	1,020,006
WESCO International, Inc., Series A, Pfd., 10.63%(d)(e)	151,653	4,059,751
		8,810,795
Transportation Infrastructure-0.06%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(d)(e)	41,722	997,156
Total Preferred Stocks (Cost $477,874,429)		419,891,332
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.99% (Cost $1,701,854,005)		1,505,912,813
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.24%
Invesco Private Government Fund, 5.10%(h)(i)(j)	39,506,424	39,506,424
Invesco Private Prime Fund, 5.22%(h)(i)(j)	101,071,501	101,061,392
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $140,588,083)		140,567,816
TOTAL INVESTMENTS IN SECURITIES-108.23% (Cost $1,842,442,088)		1,646,480,629
OTHER ASSETS LESS LIABILITIES-(8.23)%		(125,223,294)
NET ASSETS-100.00%		$1,521,257,335

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Perpetual bond with no specified maturity date.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at May 31, 2023.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$874,550	$176,661,544	$(177,536,094)	$-	$-	$-	$275,537
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,555,096	138,262,096	(123,310,768)	-	-	39,506,424	1,070,931*
Invesco Private Prime Fund	63,394,192	259,409,849	(221,726,019)	(23,307)	6,677	101,061,392	2,910,528*
Total	$88,823,838	$574,333,489	$(522,572,881)	$(23,307)	$6,677	$140,567,816	$4,256,996

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco VRDO Tax-Free ETF (PVI)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.69%
California-14.61%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	1.95%	04/01/2053	$1,500	$1,500,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	3.10%	09/01/2033	1,000	1,000,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 B, VRD RB(a)	2.44%	04/01/2038	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	2.80%	04/01/2038	1,500	1,500,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	2.70%	04/01/2039	1,800	1,800,000
				7,100,000
Connecticut-2.47%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	3.31%	11/15/2050	1,200	1,200,000
District of Columbia-2.26%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	3.85%	08/15/2038	1,100	1,100,000
Florida-8.03%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.88%	09/01/2035	1,400	1,400,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.35%	06/01/2048	500	500,000
JEA Electric System, Series 2008 C-2, VRD RB(a)	3.45%	10/01/2034	500	500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	3.90%	10/01/2038	1,500	1,500,000
				3,900,000
Louisiana-4.73%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.30%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	3.43%	07/01/2047	300	300,000
				2,300,000
Minnesota-3.09%
Rochester (City of), MN (Mayo Clinic), Series 2008 B, VRD RB(a)	3.50%	11/15/2038	1,500	1,500,000
Missouri-0.62%
Kansas City (City of), MO (H Roe Bartle Convention Center), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	3.95%	04/15/2025	300	300,000
Nevada-2.16%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	3.85%	07/01/2029	1,050	1,050,000
New York-20.16%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	3.50%	11/01/2038	1,800	1,800,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.45%	11/01/2026	1,600	1,600,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	2.65%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2009 CC, VRD RB(a)	2.55%	06/15/2041	2,000	2,000,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	3.25%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010 A, VRD RB, (LOC - Helaba)(a)(b)	3.77%	11/01/2044	1,000	1,000,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	4.00%	10/15/2041	1,200	1,200,000
				9,800,000
North Carolina-5.14%
Charlotte (City of), NC, Series 2013 G, VRD COP(a)	3.55%	06/01/2033	2,500	2,500,000
Pennsylvania-7.20%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	3.45%	12/01/2028	1,600	1,600,000
Haverford Township School District, Series 2009, VRD GO Bonds, (LOC - TD Bank, N.A.)(a)(b)	3.50%	06/01/2023	1,900	1,900,000
				3,500,000
Texas-13.60%
Houston (City of), TX, Series 2012 A, Ref. VRD RB(a)	3.54%	05/15/2034	2,000	2,000,000
Houston (City of), TX, Series 2018 C, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	3.54%	05/15/2034	1,400	1,400,000
See accompanying notes which are an integral part of this schedule.

Invesco VRDO Tax-Free ETF (PVI)—(continued)
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Pasadena Independent School District, Series 2005 B, VRD GO Bonds, (INS - AGM)(a)(c)	3.40%	02/01/2035	$1,800	$1,800,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	3.25%	06/01/2046	1,410	1,410,000
				6,610,000
Washington-4.12%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	3.40%	07/01/2032	2,000	2,000,000
Wisconsin-2.88%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.40%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	3.45%	03/01/2031	1,200	1,200,000
				1,400,000
Wyoming-4.62%
Wyoming (State of) Community Development Authority, Series 2022-2, Ref. VRD RB, (CEP - GNMA)(a)	3.40%	06/01/2048	2,245	2,245,000
TOTAL INVESTMENTS IN SECURITIES(d)-95.69% (Cost $46,505,000)				46,505,000
OTHER ASSETS LESS LIABILITIES-4.31%				2,095,161
NET ASSETS-100.00%				$48,600,161

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	10.54%
Assured Guaranty Municipal Corp.	7.31%
JPMorgan Chase Bank N.A.	5.81%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023, for each Fund, (except for Invesco California AMT-Free Municipal Bond ETF, Invesco Fundamental High Yield Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF). As of May 31, 2023, all of the securities in Invesco California AMT-Free Municipal Bond ETF, Invesco Fundamental High Yield Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$644,239,104	$-	$644,239,104
Money Market Funds	87,678	-	-	87,678
Total Investments	$87,678	$644,239,104	$-	$644,326,782
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$653,246,217	$-	$-	$653,246,217
Money Market Funds	-	16,861,075	-	16,861,075
Total Investments	$653,246,217	$16,861,075	$-	$670,107,292
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$56,434,966	$-	$56,434,966
Money Market Funds	175,144	4,752,983	-	4,928,127
Total Investments	$175,144	$61,187,949	$-	$61,363,093
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$4,575,702,487	$6,386,968	$-	$4,582,089,455
Money Market Funds	-	123,766,912	-	123,766,912
Total Investments	$4,575,702,487	$130,153,880	$-	$4,705,856,367

	Level 1	Level 2	Level 3	Total
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,482,033,645	$-	$1,482,033,645
U.S. Dollar Denominated Bonds & Notes	-	6,307,596	-	6,307,596
Money Market Funds	22,639,664	-	-	22,639,664
Total Investments	$22,639,664	$1,488,341,241	$-	$1,510,980,905
Invesco Treasury Collateral ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,341,508,679	$-	$1,341,508,679
Money Market Funds	114	-	-	114
Total Investments	$114	$1,341,508,679	$-	$1,341,508,793
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$2,884,250	$1,083,137,231	$-	$1,086,021,481
Preferred Stocks	336,691,722	83,199,610	-	419,891,332
Money Market Funds	-	140,567,816	-	140,567,816
Total Investments	$339,575,972	$1,306,904,657	$-	$1,646,480,629